UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23924

StepStone Private Credit Income Fund

(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 215-4300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

StepStone Private Credit Income Fund

Consolidated Financial Statements

For the Six Months Ended June 30, 2025

(unaudited)

Semi-Annual Report

StepStone Private Credit Income Fund

Table of Contents

For the Six Months Ended June 30, 2025 (unaudited)

StepStone Private Credit Income Fund

Consolidated Schedule of Investments

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments - 109.3% of NAV
Senior Secured Loans - 71.3% of NAV									1,2,3,4,5
North America - 71.3% of NAV
AAH Topco, LLC	Delayed Draw	1.00%	3M SOFR		3/31/2031	$3,153,207	$(15,125)	$(13,122)	6,7,8,10,26
ACP Avenu Buyer, LLC	Delayed Draw	1.00%	3M SOFR		10/2/2029	248,846	(1,191)	(919)	6,7,8,11,26
ACP Avenu Buyer, LLC	Revolver	0.50%	3M SOFR		8/28/2029	87,096	(834)	(766)	6,7,8,11
ACP Avenu Buyer, LLC	First Lien Term Loan	9.02%	3M SOFR	4.75%	6/24/2032	293,915	291,079	291,334	6,11,18
ACP Oak Buyer, Inc.	Delayed Draw	1.00%	1M SOFR		6/17/2031	1,408,451	(6,999)	(7,042)	6,7,8,11,26
ACP Oak Buyer, Inc.	Delayed Draw	1.00%	1M SOFR		6/17/2031	1,408,451	(6,999)	(7,042)	6,7,8,11,26
ACP Oak Buyer, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	1,267,606	(6,298)	(6,338)	6,7,8,11
ACP Oak Buyer, Inc.	First Lien Term Loan	9.31%	1M SOFR	5.00%	6/24/2032	5,915,493	5,886,062	5,885,927	6,11,18
ACR Group Borrower	First Lien Term Loan	10.40%	3M SOFR	6.00%	6/24/2032	304,108	304,587	303,535	6,11,19
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.55%	3M SOFR	5.25%	10/28/2026	1,985,675	1,966,728	1,974,779	6,11,18
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.56%	1M SOFR	5.25%	10/28/2026	1,462,861	859,428	863,484	6,8,11
Allworth Financial Group, L.P.	Delayed Draw	9.07%	1M SOFR	4.75%	12/23/2027	3,994,873	1,180,143	1,183,139	6,8,11
Allworth Financial Group, L.P.	Revolver	0.50%	3M SOFR		8/28/2029	176,678	(690)	(1,564)	6,7,8,11
Amercareroyal, LLC	First Lien Term Loan	9.33%	1M SOFR	5.00%	9/6/2031	2,589,398	2,563,702	2,568,131	6,11,18
Amercareroyal, LLC	Delayed Draw	1.00%	3M SOFR		9/10/2030	597,590	—	—	6,7,8,11,26
Amercareroyal, LLC	Delayed Draw	9.33%	1M SOFR	5.00%	9/10/2030	412,386	408,589	411,197	6,11,18
Amercareroyal, LLC	Revolver	9.33%	1M SOFR	5.00%	8/28/2029	385,542	290,175	290,810	6,8,11
AmeriLife Holdings LLC	First Lien Term Loan	9.26%	6M SOFR	5.00%	6/24/2032	5,336,105	5,309,513	5,309,453	6,10,18
AmeriLife Holdings LLC	Delayed Draw	1.00%	3M SOFR		8/31/2029	1,787,698	(4,278)	4,444	6,7,8,10,26
AmeriLife Holdings LLC	Revolver	9.33%	3M SOFR	5.00%	8/28/2029	885,797	69,575	73,799	6,8,10
Any Hour LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	2,348,571	2,318,182	2,300,820	6,9,18
Any Hour LLC	Revolver	9.54%	3M SOFR	5.25%	8/28/2029	346,320	182,668	179,972	6,8,9
Any Hour LLC	Delayed Draw	9.55%	3M SOFR	5.25%	5/23/2030	691,969	61,780	57,664	6,8,9
Apex Service Partners, LLC	Delayed Draw	9.31%	3M SOFR	5.00%	10/24/2030	2,158,669	2,138,731	2,147,835	6,11,18
Apex Service Partners, LLC	Revolver	0.50%	3M SOFR		8/28/2029	96,927	(851)	(1,011)	6,7,8,11
Apex Service Partners, LLC	Delayed Draw	9.33%	3M SOFR	5.00%	10/24/2030	291,145	288,484	288,109	6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Apex Service Partners, LLC	First Lien Term Loan	9.33%	3M SOFR	5.00%	6/24/2032	$1,223,250	$1,212,070	$1,210,492	6,11,18
Apex Service Partners, LLC	First Lien Term Loan	9.28%	3M SOFR	5.00%	6/24/2032	1,577,923	1,562,476	1,563,920	6,11,18
Apex Service Partners, LLC	Delayed Draw	9.31%	3M SOFR	5.00%	10/24/2030	4,618,123	1,875,356	1,889,059	6,8,11
Aptean, Inc.	Delayed Draw	9.06%	3M SOFR	4.75%	1/30/2031	2,745,565	20,425	17,862	6,8,10
Aptean, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	285,408	(1,338)	(1,649)	6,7,8,10
Aptean, Inc.	First Lien Term Loan	9.07%	3M SOFR	4.75%	6/24/2032	6,754,279	6,721,807	6,754,279	6,10
Archer Lewis, LLC	Delayed Draw	10.05%	1M SOFR	5.75%	8/28/2029	17,588	3,284	3,284	6,8,11
Archer Lewis, LLC	Revolver	0.50%	3M SOFR		8/28/2029	35,211	(439)	(440)	6,7,8,11
Archer Lewis, LLC	First Lien Term Loan	10.05%	1M SOFR	5.75%	8/28/2029	1,240,490	1,224,985	1,224,945	6,11,18
Archer Lewis, LLC	Delayed Draw	10.05%	3M SOFR	5.75%	8/28/2029	17,489	17,271	17,270	6,11,18
Arctic Holdco, LLC	Delayed Draw	9.54%	3M SOFR	5.25%	1/31/2032	201,535	123,363	123,614	6,8,11
Arctic Holdco, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	1,767,381	1,751,215	1,747,867	6,11,18
Arctic Holdco, LLC	Revolver	9.54%	3M SOFR	5.25%	8/28/2029	134,565	47,230	46,958	6,8,11
Argano LLC	First Lien Term Loan	10.07%	1M SOFR	5.75%	6/24/2032	3,164,533	3,122,996	3,096,340	6,11,18
Argano LLC	First Lien Term Loan	10.07%	1M SOFR	5.75%	6/24/2032	693,913	684,296	678,960	6,11
Argano LLC	Revolver	0.50%	3M SOFR		8/28/2029	115,942	(1,466)	(2,498)	6,7,8,11
Argano LLC	Delayed Draw	10.08%	1M SOFR	5.75%	9/13/2029	6,000,000	4,063,606	4,103,814	6,8,11
ASP Global Holdings, LLC	First Lien Term Loan	9.53%	3M SOFR	5.25%	6/24/2032	2,064,614	2,046,931	2,058,911	6,11,18
ASP Global Holdings, LLC	Revolver	9.74%	3M SOFR	5.15%	8/28/2029	258,412	178,740	180,888	6,8,11
ASP Global Holdings, LLC	Delayed Draw	9.53%	3M SOFR	5.25%	7/31/2029	856,760	603,189	608,041	6,8,11
Astro Acquisition, LLC	First Lien Term Loan	9.47%	6M SOFR	5.25%	6/24/2032	2,691,336	2,685,927	2,679,678	6,11,19
Autism Learning Partners Holdings	First Lien Term Loan	9.32%	3M SOFR	5.00%	6/24/2032	1,814,397	1,803,823	1,798,139	6,11,19
Aviation Technical Services, Inc.	First Lien Term Loan	10.01%	3M SOFR	5.75%	6/24/2032	1,323,333	1,314,816	1,313,032	6,11,18
Aviation Technical Services, Inc.	Revolver	10.06%	1M SOFR	5.75%	8/28/2029	166,667	48,961	48,703	6,8,11
Axis Portable Air, LLC	Delayed Draw	9.80%	3M SOFR	5.50%	3/22/2028	1,287,178	1,279,573	1,280,167	6,11
Axis Portable Air, LLC	Revolver	0.50%	3M SOFR		8/28/2029	387,997	(2,233)	(2,093)	6,7,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Axis Portable Air, LLC	Delayed Draw	9.80%	3M SOFR	5.50%	3/22/2028	$397,299	$395,390	$394,565	6,11
Axxiom Elevator	First Lien Term Loan	8.92%	6M SOFR	4.75%	6/24/2032	1,676,569	1,679,225	1,675,226	6,11,19
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%	3M SOFR		1/7/2031	1,098,200	(10,982)	(10,982)	6,7,8,11,26
Badge 21 Midco Holdings LLC	Revolver	0.50%	3M SOFR		1/7/2031	694,752	(6,948)	(6,948)	6,7,8,11
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	1/7/2031	5,959,047	5,899,456	5,899,456	6,11,18
BBMA Buyer	Delayed Draw	10.05%	3M SOFR	5.75%	1/2/2030	4,153,719	1,291,177	1,289,135	6,8,11
BC Group Holdings Inc	Delayed Draw	9.13%	1M SOFR	4.82%	12/19/2025	4,979,675	3,645,098	3,626,367	6,8,10
BCI Burke Holding Corp.	Delayed Draw	1.00%	3M SOFR		12/14/2027	838,634	(6,503)	(6,824)	6,7,8,11,26
BCI Burke Holding Corp.	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/24/2032	3,061,711	3,031,268	3,036,732	6,11,18
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.92%	1M SOFR	5.50%	6/24/2032	1,160,762	1,150,574	1,151,100	6,11,18
Berlin Rosen Acquisition, LLC	Revolver	9.92%	1M SOFR	5.50%	8/28/2029	576,465	485,043	485,197	6,8,11
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.92%	1M SOFR	5.50%	6/24/2032	2,240,013	2,220,517	2,221,367	6,11,18
Big Top Holdings, LLC	Revolver	0.50%	3M SOFR		8/28/2029	25,000	(412)	(503)	6,7,8,11
Big Top Holdings, LLC	First Lien Term Loan	10.04%	3M SOFR	5.75%	6/24/2032	806,653	792,805	770,418	6,11,18
Blue Matter Consulting	First Lien Term Loan	9.46%	3M SOFR	5.00%	6/24/2032	6,476,127	6,439,415	6,428,516	6,11,19
Brightmore Brands LLC	First Lien Term Loan	13.73%	3M SOFR	5.38%	6/24/2032	3,330,028	3,285,874	3,283,065	6,13,18
By Light Professional IT Services	First Lien Term Loan	10.79%	1M SOFR	6.37%	6/24/2032	2,012,236	1,982,150	1,988,417	6,11,18
Campany Roofing Maintenance, LLC	Delayed Draw	11.43%	1M SOFR	7.00%	11/27/2028	1,598,027	1,577,465	1,574,972	6,13,18
Cardiovascular Associates	Revolver	0.50%	3M SOFR		8/28/2029	190,340	(935)	(923)	6,7,8,11
Cardiovascular Associates	First Lien Term Loan	9.57%	1M SOFR	5.25%	5/22/2029	1,609,556	1,599,457	1,601,753	6,11,18
Cardiovascular Associates	First Lien Term Loan	9.58%	1M SOFR	5.25%	5/22/2029	828,512	814,085	824,496	6,11
CARDS Acquisition, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	2,243,913	2,224,543	2,126,753	6,11,18
CARDS Acquisition, Inc.	Delayed Draw	9.83%	1M SOFR	5.50%	8/12/2029	1,304,348	163,040	105,931	6,8,11
CARDS Acquisition, Inc.	Revolver	9.99%	1M SOFR	5.43%	8/28/2029	486,957	405,918	386,915	6,8,11
Carnegie Dartlet, LLC	First Lien Term Loan	9.83%	1M SOFR	5.50%	6/24/2032	167,776	165,655	163,423	6,11,18
Carnegie Dartlet, LLC	Delayed Draw	10.45%	1M SOFR	5.21%	2/7/2030	59,965	13,740	13,009	6,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Carnegie Dartlet, LLC	Revolver	0.50%	3M SOFR		8/28/2029	$20,000	$(181)	$(519)	6,7,8,11
Catalyst Acoustics Group, Inc.	Delayed Draw	9.30%	3M SOFR	5.00%	11/12/2030	2,219,389	1,112,107	1,110,210	6,8,11
Catalyst Acoustics Group, Inc.	First Lien Term Loan	9.17%	6M SOFR	5.00%	6/24/2032	4,298,616	4,274,826	4,259,396	6,11,19
CCMG Buyer	First Lien Term Loan	9.83%	1M SOFR	5.50%	6/24/2032	1,893,447	1,877,588	1,873,006	6,11,19
Cerity Partners Equity Holding LLC	Delayed Draw	9.58%	3M SOFR	5.25%	7/28/2029	3,579,332	2,544,105	2,551,351	6,8,10
Cerity Partners Equity Holding LLC	Revolver	9.57%	1M SOFR	5.25%	8/28/2029	410,256	204,305	205,128	6,8,10
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%	3M SOFR		5/28/2384	1,232,394	(11,141)	(12,374)	6,7,8,10,26
Chronicle Parent LLC	Delayed Draw	—%	3M SOFR		4/15/2031	2,222,222	(5,379)	(3,417)	6,7,8,11,26
Chronicle Parent LLC	Revolver	0.50%	6M SOFR		8/28/2029	740,741	(5,382)	(4,835)	6,7,8,11
Chronicle Parent LLC	First Lien Term Loan	9.26%	3M SOFR	5.00%	6/24/2032	7,037,037	6,985,503	6,991,107	6,11,18
Clarest Health	First Lien Term Loan	9.90%	3M SOFR	5.50%	6/24/2032	5,079,759	4,981,661	4,918,108	6,11,19
Clinical Research (ITC) Buyer INC	Delayed Draw	9.78%	6M SOFR	5.50%	5/17/2030	1,350,000	1,338,510	1,336,604	6,11
CMG Holding Co, LLC	First Lien Term Loan	9.33%	3M SOFR	5.00%	6/24/2032	1,833,407	1,824,926	1,823,636	6,11,18
CMG Holding Co, LLC	Delayed Draw	9.32%	3M SOFR	5.00%	11/26/2030	1,833,407	184,496	179,944	6,8,11
CMG Holding Co, LLC	Revolver	0.50%	3M SOFR		8/28/2029	275,011	377	(509)	6,7,8,11
Combined Wellness Acquisition Co	Delayed Draw	10.02%	3M SOFR	5.50%	2/27/2026	4,982,313	4,744,022	4,739,970	6,8,11
Combined Wellness Acquisition Co	First Lien Term Loan	10.54%	3M SOFR	6.00%	6/24/2032	1,204,688	1,206,597	1,204,599	6,11,19
Compass Koons Gas	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	2,716,154	2,720,456	2,713,787	6,10,19
Concert Golf Partners Holdco LLC	Delayed Draw	8.88%	1M SOFR	4.50%	3/31/2031	500,687	242,195	238,298	6,8,10
Congress Buyer, Inc.	Delayed Draw	9.90%	3M SOFR	5.50%	6/30/2029	3,521,127	2,300,578	2,329,577	6,8,11
Consolidated Equipment Group	First Lien Term Loan	9.85%	3M SOFR	5.42%	6/24/2032	1,651,778	1,645,586	1,641,913	6,15,19
Cornerstone Advisors of Arizona, LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	6/24/2032	3,577,712	3,560,087	3,562,243	6,11,18
Cornerstone Advisors of Arizona, LLC	Revolver	0.38%	3M SOFR		8/28/2029	447,214	(2,191)	(1,934)	6,7,8,11
Creative Multicare	Delayed Draw	0.75%	3M SOFR		3/27/2030	3,205,128	(287)	—	6,7,8,11,26
CSG Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		7/29/2029	473,684	(970)	(11,176)	6,7,8,11,26
CSG Buyer, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	157,895	(2,586)	(5,315)	6,7,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
CSG Buyer, Inc.	First Lien Term Loan	10.28%	3M SOFR	6.00%	6/24/2032	$2,344,737	$2,319,647	$2,301,420	6,11,18
Curio Brands Intermediate, LLC	Delayed Draw	0.50%	3M SOFR		4/2/2031	1,307,190	(5,949)	(5,508)	6,7,8,10,26
Curio Brands Intermediate, LLC	Revolver	0.50%	3M SOFR		8/28/2029	653,595	(5,950)	(6,024)	6,7,8,10
Curio Brands Intermediate, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	8,039,216	7,965,029	7,965,122	6,10,18
Cyber Advisors, Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	8/28/2029	4,489,774	3,976,086	4,002,294	6,8,11
Cyber Advisors, Inc.	First Lien Term Loan	9.72%	3M SOFR	5.25%	6/24/2032	2,536,055	2,510,774	2,508,520	6,11,18
Danforth Global, Inc.	First Lien Term Loan	9.83%	3M SOFR	5.50%	6/24/2032	2,138,268	2,114,597	2,113,665	6,11,18
Danforth Global, Inc.	Delayed Draw	9.53%	3M SOFR	5.25%	12/9/2027	169,878	167,886	169,350	6,11,18
Danforth Global, Inc.	Delayed Draw	9.53%	3M SOFR	5.25%	12/9/2027	9,355	9,245	9,325	6,11
Danforth Global, Inc.	Delayed Draw	9.76%	3M SOFR	5.44%	12/9/2027	159,100	157,269	159,100	6,11
Danforth Global, Inc.	First Lien Term Loan	9.83%	3M SOFR	5.50%	6/24/2032	1,488,750	1,468,285	1,471,373	6,11,18
Danforth Global, Inc.	Delayed Draw	1.00%	3M SOFR		12/9/2027	2,991,591	(14,529)	(12,205)	6,7,8,11,26
Danforth Global, Inc.	Revolver	9.81%	1M SOFR	5.50%	8/28/2029	747,898	213,237	214,347	6,8,11
Danforth Global, Inc.	First Lien Term Loan	9.51%	3M SOFR	5.25%	6/24/2032	1,495,795	1,495,795	1,475,751	6,11,18
DCCM MergerSub, LLC	Delayed Draw	0.75%	3M SOFR		6/24/2032	2,864,617	(28,557)	(28,646)	6,7,8,10,26
DCCM MergerSub, LLC	Revolver	0.50%	3M SOFR		6/24/2032	1,145,847	(11,423)	(11,458)	6,7,8,10
DCCM MergerSub, LLC	First Lien Term Loan	9.07%	3M SOFR	4.75%	6/24/2032	5,872,465	5,813,786	5,813,741	6,10,18
Dealer Services Network, LLC	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/24/2032	2,913,395	2,893,189	2,903,483	6,11,18
Dentive, LLC	First Lien Term Loan	11.05%	3M SOFR	6.75%	6/24/2032	1,497,501	1,481,773	1,480,979	6,10,18
Dentive, LLC	Delayed Draw	11.08%	3M SOFR	6.75%	12/22/2028	743,944	736,135	735,715	6,10,18
Dentive, LLC	Revolver	11.07%	3M SOFR	6.75%	8/28/2029	235,688	204,996	204,805	6,8,10
DermCare Holdings, LLC	First Lien Term Loan	10.18%	1M SOFR	5.75%	6/24/2032	3,810,626	3,810,626	3,810,626	6,11,18
DermCare Holdings, LLC	Delayed Draw	10.18%	1M SOFR	5.75%	4/21/2028	814,883	814,883	814,883	6,11,18
DermCare Holdings, LLC	Delayed Draw	10.18%	1M SOFR	5.75%	4/21/2028	1,900,024	1,900,024	1,900,024	6,11,18
DermCare Holdings, LLC	Revolver	10.18%	1M SOFR	5.75%	8/28/2029	420,875	420,875	420,875	6,11
Distinct Holdings Inc	First Lien Term Loan	9.97%	6M SOFR	5.75%	6/24/2032	1,814,396	1,783,898	1,776,605	6,11,19

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Diverzify Buyer, L.L.C.	First Lien Term Loan	10.29%	3M SOFR	5.75%	6/24/2032	$939,196	$933,124	$931,107	6,11,19
Diverzify Buyer, L.L.C.	First Lien Term Loan	10.32%	3M SOFR	5.75%	6/24/2032	736,154	731,393	729,812	6,11,19
EdgeCo Buyer, Inc.	Delayed Draw	6.19%	3M SOFR	4.01%	6/1/2028	3,550,995	432,374	432,374	6,8,11
EdgeCo Buyer, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	355,196	—	—	6,7,8,11
EdgeCo Buyer, Inc.	First Lien Term Loan	8.80%	3M SOFR	4.50%	6/24/2032	1,215,807	1,215,807	1,215,807	6,11,18
EdgeCo Buyer, Inc.	Delayed Draw	8.83%	1M SOFR	4.50%	6/1/2028	155,265	155,265	155,265	6,11
Einstein Parent, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	544,674	(10,109)	(11,222)	6,7,8,10
Einstein Parent, Inc.	First Lien Term Loan	10.77%	3M SOFR	6.50%	6/24/2032	5,265,185	5,165,351	5,156,708	6,10,18
Ems Acquisition Corp	First Lien Term Loan	10.95%	3M SOFR	6.50%	6/24/2032	960,227	961,748	958,863	6,11,19
Epika Fleet Services, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	5,163,461	5,124,789	5,133,891	6,10,18
Epika Fleet Services, LLC	Delayed Draw	9.58%	3M SOFR	5.25%	6/24/2032	1,366,799	1,348,288	1,358,971	6,10
Epika Fleet Services, LLC	Delayed Draw	—%	3M SOFR		4/17/2031	1,518,665	(11,118)	(8,697)	6,7,8,10,26
ESCP DTFS INC.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	3,970,000	3,943,721	3,938,582	6,11,18
EvAl Home Health Solutions Intermediate, L.L.C.	First Lien Term Loan	10.08%	1M SOFR	5.75%	6/24/2032	521,215	514,378	517,334	6,11,18
EvAl Home Health Solutions Intermediate, L.L.C.	Revolver	0.50%	3M SOFR		8/28/2029	20,000	(254)	(149)	6,7,8,11
Everbridge Holdings, LLC	First Lien Term Loan	9.29%	3M SOFR	5.00%	6/24/2032	1,842,593	1,834,317	1,831,894	6,10,18
Everbridge Holdings, LLC	Delayed Draw	9.29%	3M SOFR	5.00%	7/2/2031	462,056	179,561	179,063	6,8,10
Everbridge Holdings, LLC	Revolver	0.50%	6M SOFR		8/28/2029	185,185	(796)	(1,075)	6,7,8,10
Everest Air and Water Investment, LLC	Delayed Draw	1.00%	3M SOFR		3/28/2030	2,380,645	(17,983)	(18,287)	6,7,8,11,26
Everest Clinical Research Corp	First Lien Term Loan	9.95%	3M SOFR	5.50%	6/24/2032	3,646,569	3,617,719	3,610,272	6,11,19
Evergreen Services Group II	Delayed Draw	9.56%	3M SOFR	5.25%	6/15/2029	5,505,956	1,835,120	1,832,419	6,8,10
Evergreen Services Group II	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	4,307,826	4,264,939	4,261,473	6,10,18
Examinetics Holdings Inc	First Lien Term Loan	8.58%	1M SOFR	4.25%	6/24/2032	105,021	105,187	105,007	6,11,19
First Legal Buyer, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	1,693,475	1,682,048	1,691,000	6,11,18
First Legal Buyer, Inc.	Delayed Draw	9.30%	3M SOFR	5.00%	7/1/2031	619,629	163,262	165,916	6,8,11

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
First Legal Buyer, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	$310,231	$(1,973)	$(612)	6,7,8,11
Flatiron Crane Operating Company	First Lien Term Loan	9.69%	1M SOFR	5.25%	6/24/2032	1,650,317	1,648,830	1,644,919	6,11,19
Gastronome Acquisition, LLC	First Lien Term Loan	9.45%	3M SOFR	5.00%	6/24/2032	2,083,954	2,070,524	2,079,614	6,11,19
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	11.31%	1M SOFR	7.00%	6/24/2032	2,256,226	2,211,167	2,215,334	6,13,18
Gator Plastic Intermediate Holdings, LLC	Revolver	11.32%	1M SOFR	7.00%	8/28/2029	400,662	235,054	235,564	6,8,13
GHA Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	6/24/2026	51,696	51,491	51,518	6,11,18
GHA Buyer, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	1,097,056	1,092,720	1,093,272	6,11,18
GHA Buyer, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	89,941	(336)	(309)	6,7,8,11
Gold Medal Holdings, Inc	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/24/2032	1,602,862	1,602,862	1,602,747	6,11,18
Gold Medal Holdings, Inc	Delayed Draw	10.04%	3M SOFR	5.75%	3/17/2027	380,711	55,838	55,810	6,8,11
Golden State Dermatology Management	Delayed Draw	9.92%	1M SOFR	5.50%	9/4/2025	5,418,304	805,356	804,388	6,8,11
Graymar Acquisition LLC	Delayed Draw	1.00%	3M SOFR		9/13/2030	1,526,685	—	(1,018)	6,7,8,11,26
Graymar Acquisition LLC	First Lien Term Loan	9.08%	1M SOFR	4.75%	6/24/2032	339,213	345,213	338,986	6,11,19
Greenwood Operating Group, LLC	First Lien Term Loan	9.83%	1M SOFR	5.50%	6/24/2032	5,340,310	5,235,167	5,238,869	6,11,18
Greenwood Operating Group, LLC	Revolver	0.50%	3M SOFR		8/28/2029	1,068,062	(20,841)	(20,288)	6,7,8,11
Gridhawk LLC	First Lien Term Loan	9.78%	3M SOFR	5.50%	6/24/2032	1,609,683	1,601,132	1,596,680	6,11,19
GS AcquisitionCo, Inc.	Delayed Draw	0.50%	3M SOFR		5/25/2028	350,698	(841)	(430)	6,7,8,10,26
GTCR BC Purchaser	First Lien Term Loan	9.83%	1M SOFR	5.50%	6/24/2032	502,464	503,260	502,001	6,11,19
Halo Buyer, Inc.	First Lien Term Loan	10.33%	1M SOFR	6.00%	6/24/2032	6,436,202	6,313,601	6,294,068	6,11,18
Halo Buyer, Inc.	Revolver	11.67%	PRIME	5.69%	8/28/2029	806,542	267,195	263,920	6,8,11
Harris & Co. LLC	Delayed Draw	9.33%	3M SOFR	5.00%	8/9/2030	17,575	9,512	9,512	6,8,11
Harris & Co. LLC	Revolver	0.50%	3M SOFR		8/9/2030	70,423	(703)	(704)	6,7,8,11
Harris & Co. LLC	First Lien Term Loan	9.33%	3M SOFR	5.00%	8/9/2030	1,659,766	1,643,170	1,643,126	6,11,18
Harris & Co. LLC	Delayed Draw	9.33%	3M SOFR	5.00%	8/9/2030	17,492	17,317	17,316	6,11,18
Heads Up Technologies Inc	First Lien Term Loan	9.93%	3M SOFR	5.50%	6/24/2032	624,977	623,362	622,128	6,11,19
Health Management Associates, Inc.	First Lien Term Loan	10.57%	6M SOFR	6.25%	6/24/2032	525,603	520,125	518,324	6,11,19

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Hec Purchaser Corp.	First Lien Term Loan	9.72%	6M SOFR	5.50%	6/24/2032	$2,217,187	$2,189,442	$2,213,574	6,11,18
Hec Purchaser Corp.	Revolver	0.50%	3M SOFR		8/28/2029	260,417	(3,131)	(424)	6,7,8,11
Heritage Foodservice Investment, LLC	First Lien Term Loan	9.86%	3M SOFR	5.50%	6/24/2032	1,551,124	1,533,920	1,523,685	6,11,18
Heritage Foodservice Investment, LLC	Revolver	9.86%	3M SOFR	5.50%	8/28/2029	200,871	31,326	29,920	6,8,11
Heritage Foodservice Investment, LLC	Delayed Draw	9.93%	3M SOFR	5.50%	8/1/2030	1,606,866	31,243	21,708	6,8,11
HES Intermediate Holdings II, LLC	First Lien Term Loan	9.38%	3M SOFR	5.00%	6/24/2032	105,234	104,561	104,366	6,11,19
Houseworks Holdings	First Lien Term Loan	9.50%	6M SOFR	5.25%	6/24/2032	797,968	789,770	786,823	6,11,19
Ideal Components Acquisition, LLC	Delayed Draw	1.00%	3M SOFR		1/7/2031	965,264	(9,653)	(9,653)	6,7,8,10,26
Ideal Components Acquisition, LLC	Revolver	0.50%	3M SOFR		1/7/2031	804,387	(8,044)	(8,044)	6,7,8,10
Ideal Components Acquisition, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	1/7/2031	5,255,328	5,202,775	5,202,775	6,10,18
IEQ Capital, LLC	Delayed Draw	8.69%	6M SOFR	4.50%	12/22/2028	2,492,295	1,056,148	1,050,768	6,8,10,18
IF&P Foods, LLC	Delayed Draw	1.00%	3M SOFR		10/3/2028	2,131,126	(5,009)	(14,447)	6,7,8,11,26
Improving Acquisition, LLC	First Lien Term Loan	10.97%	3M SOFR	6.50%	7/26/2027	9,196,668	9,064,315	9,058,372	6,11,18
Improving Acquisition, LLC	Revolver	11.22%	1M SOFR	6.90%	6/24/2032	584,271	49,867	50,821	6,8,11
Infusion Services Management	First Lien Term Loan	10.30%	3M SOFR	6.00%	6/24/2032	2,089,216	2,073,679	2,067,733	6,11,19
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.94%	1M SOFR	4.50%	6/24/2032	3,969,849	3,950,148	3,948,839	6,11,18
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.31%	3M SOFR	5.00%	6/24/2032	3,970,002	3,965,166	3,970,002	6,10,18
Intermed Inc	First Lien Term Loan	9.78%	3M SOFR	5.50%	6/24/2032	3,211,154	3,194,111	3,187,096	6,11,19
Iodine Software, LLC	First Lien Term Loan	9.58%	1M SOFR	5.25%	6/24/2032	467,075	467,075	467,075	6,11,18
Iodine Software, LLC	Delayed Draw	9.58%	1M SOFR	5.25%	5/19/2027	681,151	681,151	681,151	6,11,18
Iodine Software, LLC	Revolver	0.50%	3M SOFR		8/28/2029	96,922	—	—	6,7,8,11
Ivy Technology Parent Intermediate III Holdings, LLC	First Lien Term Loan	9.70%	1M SOFR	5.38%	6/24/2032	3,526,477	3,474,548	3,478,759	6,11,18
Ivy Technology Parent Intermediate III Holdings, LLC	Revolver	0.50%	3M SOFR		8/28/2029	453,246	(6,630)	(6,133)	6,7,8,11
KabaFusion Parent LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	2,842,904	2,828,770	2,831,985	6,10,18
KabaFusion Parent LLC	Revolver	0.50%	6M SOFR		8/28/2029	356,254	(1,742)	(1,368)	6,7,8,10

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Kami Buyer	Delayed Draw	1.00%	3M SOFR		8/17/2029	$1,818,182	$(10,264)	$(12,888)	6,7,8,11,26
Kami Buyer	First Lien Term Loan	9.05%	3M SOFR	4.75%	6/24/2032	4,266,368	4,249,852	4,235,984	6,11,19
KCM Environmental US Acquisition	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	2,083,954	2,043,729	2,035,779	6,11,19
Kelso Industries LLC	Delayed Draw	5.75%	3M SOFR		12/26/2029	844,576	7,743	7,632	6,7,8,11,26
Kelso Industries LLC	First Lien Term Loan	10.08%	1M SOFR	5.75%	6/24/2032	735,500	728,226	727,411	6,11
Kelso Industries LLC	First Lien Term Loan	10.08%	1M SOFR	5.75%	6/24/2032	4,076,030	4,038,319	4,031,204	6,11,18
Kept CO FKA Fleetwash	Delayed Draw	9.42%	6M SOFR	5.25%	4/30/2029	1,431,942	731,287	730,474	6,8,11
Kept CO FKA Fleetwash	First Lien Term Loan	9.42%	6M SOFR	5.25%	6/24/2032	664,945	661,948	660,984	6,11,19
Keystone Agency Midco LLC	Delayed Draw	9.05%	3M SOFR	4.75%	5/3/2027	178,923	81,114	81,121	6,8,11
Keystone Agency Midco LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	6/24/2032	96,102	96,102	96,098	6,11,18
Kite Bidco Inc.	First Lien Term Loan	9.27%	6M SOFR	5.00%	6/24/2032	2,645,028	2,607,677	2,601,846	6,18
Kite Bidco Inc.	Delayed Draw	—%	3M SOFR		11/19/2031	661,257	(4,547)	(5,833)	6,7,8,18,26
KL Stockton Intermediate II, LLC	First Lien Term Loan	13.00%	Fixed	13.00%	6/24/2032	676,789	666,277	660,081	9,20,23
Lavie Group/Lockwood	Delayed Draw	9.53%	6M SOFR	5.25%	10/10/2029	2,444,444	588,295	583,277	6,8,11
LeadVenture Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	6/24/2032	1,298,366	418,758	418,723	6,8,10
LeadVenture Inc.	Revolver	0.50%	6M SOFR		8/28/2029	649,183	(4,845)	(4,869)	6,7,8,10
LeadVenture Inc.	First Lien Term Loan	9.57%	3M SOFR	5.25%	6/20/2031	6,816,419	6,765,478	6,765,296	6,10,18
Legacy Farms	First Lien Term Loan	9.31%	3M SOFR	5.00%	6/24/2032	202,039	202,321	202,039	6,11,19
Legend Buyer	Delayed Draw	9.82%	6M SOFR	5.50%	1/19/2029	832,885	581,358	579,822	6,8,11
Legend Buyer	First Lien Term Loan	9.82%	6M SOFR	5.50%	6/24/2032	522,479	522,780	521,685	6,11,19
Lido Advisors, LLC	Revolver	9.44%	1M SOFR	5.12%	8/28/2029	109,549	35,447	35,508	6,8,11
Lido Advisors, LLC	Delayed Draw	9.32%	3M SOFR	5.00%	5/10/2032	93,899	92,974	93,504	6,11
Lido Advisors, LLC	Delayed Draw	—%	3M SOFR		5/10/2032	625,995	(3,058)	(2,632)	6,7,8,11,26
Life Science Intermediate, Holdings, LLC	Delayed Draw	10.18%	1M SOFR	5.75%	6/10/2027	2,489,570	1,270,108	1,271,813	6,8,11
Life Science Intermediate, Holdings, LLC	Revolver	10.17%	3M SOFR	5.79%	8/28/2029	475,539	216,567	217,032	6,8,11
Lighthouse Technologies Holding Corp	First Lien Term Loan	9.45%	3M SOFR	5.00%	6/24/2032	3,958,005	3,957,932	3,943,002	6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Management Consulting & Research, LLC	First Lien Term Loan	9.03%	6M SOFR	4.75%	6/24/2032	$1,259,311	$1,259,311	$1,259,311	6,11,18
Management Consulting & Research, LLC	Revolver	9.05%	1M SOFR	4.75%	8/28/2029	1,379,780	511,030	511,030	6,8,11
Management Consulting & Research, LLC	Delayed Draw	8.92%	1M SOFR	4.75%	8/28/2029	1,722,825	1,719,914	1,719,914	6,11,18
Management Consulting & Research, LLC	Delayed Draw	9.04%	6M SOFR	4.75%	8/28/2029	31,834	31,834	31,834	6,11,18
MDC Interior Acquisition Inc	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	592,780	584,459	582,271	6,11,19
Meca Solutions	First Lien Term Loan	10.45%	3M SOFR	6.00%	6/24/2032	2,290,279	2,291,490	2,285,461	6,11,19
Minds Buyer, LLC	Revolver	0.50%	3M SOFR		8/28/2029	156,250	(1,043)	(1,280)	6,7,8,11
Minds Buyer, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	2,829,531	2,810,089	2,806,670	6,11,18
MKD Electric, LLC	First Lien Term Loan	10.57%	3M SOFR	6.25%	6/24/2032	2,005,028	1,971,672	1,961,202	6,12,18
MKD Electric, LLC	Revolver	10.57%	1M SOFR	6.25%	8/28/2029	479,846	287,596	284,802	6,8,12
MKD Electric, LLC	First Lien Term Loan	10.57%	1M SOFR	6.25%	6/24/2032	7,381,500	7,234,245	7,228,181	6,12,18
Model N, Inc.	First Lien Term Loan	9.08%	3M SOFR	4.75%	6/24/2032	1,889,864	1,872,910	1,869,389	6,10,18
Model N, Inc.	Revolver	0.38%	3M SOFR		8/28/2029	207,254	(1,787)	(2,240)	6,7,8,10
Model N, Inc.	Delayed Draw	1.00%	3M SOFR		6/27/2031	388,601	(1,675)	(2,228)	6,7,8,10,26
MoreGroup Holdings, Inc.	First Lien Term Loan	9.58%	3M SOFR	5.25%	6/24/2032	1,481,250	1,462,691	1,450,695	6,11,18
MPS Newco LLC	First Lien Term Loan	9.46%	6M SOFR	5.25%	6/24/2032	1,193,972	1,185,602	1,182,717	6,11,19
Multi Specialty Healthcare (AMM LLC)	Revolver	1.00%	3M SOFR		8/28/2029	789,586	(9,129)	(10,499)	6,7,8,11
Multi Specialty Healthcare (AMM LLC)	First Lien Term Loan	10.41%	3M SOFR	6.00%	6/24/2032	7,890,439	7,783,890	7,770,859	6,11,18
Nautic Angels Acquisition	Delayed Draw	9.81%	6M SOFR	5.50%	2/8/2030	1,818,182	573,170	571,790	6,8,11
Nautic Angels Acquisition	First Lien Term Loan	9.83%	1M SOFR	5.50%	6/24/2032	1,390,868	1,382,761	1,379,692	6,11,19
New Charter Technologies, Inc.	Delayed Draw	1.00%	1M SOFR		4/17/2030	4,231,378	(1,859)	(4,036)	6,7,8,10,26
New Charter Technologies, Inc.	Revolver	0.50%	1M SOFR		8/28/2029	282,092	(124)	(269)	6,7,8,10
NMI Acquisitionco, Inc.	First Lien Term Loan	9.43%	1M SOFR	5.00%	6/24/2032	744,724	742,470	731,017	6,10,18
NMI Acquisitionco, Inc.	Delayed Draw	9.43%	1M SOFR	5.00%	9/6/2028	382,853	381,694	375,806	6,10,18
NMI Acquisitionco, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	110,767	(310)	(2,039)	6,7,8,10
Obra Capital, Inc.	First Lien Term Loan	11.68%	1M SOFR	7.25%	6/24/2032	2,487,500	2,445,483	2,417,100	6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
OMNIA Exterior Solutions	Delayed Draw	9.55%	3M SOFR	5.25%	12/29/2029	$4,331,250	$4,338,110	$4,328,288	6,11,19
Optimizely North America Inc.	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	3,638,880	3,604,993	3,598,441	6,10,18
Optimizely North America Inc.	Revolver	0.50%	3M SOFR		8/28/2029	352,000	(3,191)	(3,912)	6,7,8,10
Orion Group; Astra Service Partners, LLC	Delayed Draw	9.58%	3M SOFR	5.00%	3/19/2027	3,000,000	278,063	281,501	6,8,11
Orion Group; Astra Service Partners, LLC	First Lien Term Loan	9.56%	3M SOFR	5.00%	6/24/2032	3,093,413	3,082,639	3,070,225	6,11,19
OrthoFeet, Inc.	First Lien Term Loan	9.73%	6M SOFR	5.50%	6/24/2032	1,814,396	1,790,809	1,786,514	6,11,19
Orthopaedic (ITC) Management Services	First Lien Term Loan	10.90%	3M SOFR	6.50%	6/24/2032	799,193	800,459	799,193	6,11,19
Owl Cyber Defense Solutions, LLC	First Lien Term Loan	9.83%	1M SOFR	5.50%	9/11/2029	2,126,858	2,108,273	2,108,763	6,11,18
Owl Cyber Defense Solutions, LLC	Revolver	0.50%	3M SOFR		8/28/2029	315,137	(2,653)	(2,681)	6,7,8,11
PAG Holding Corp.	Revolver	11.25%	PRIME	3.75%	8/28/2029	392,426	143,350	146,767	6,8,11
PAG Holding Corp.	First Lien Term Loan	9.05%	3M SOFR	4.75%	6/24/2032	3,580,517	3,547,435	3,580,517	6,11,18
PAI Financing Merger Sub LLC	First Lien Term Loan	9.07%	3M SOFR	4.75%	6/24/2032	4,357,394	4,294,567	4,288,332	6,10,18
PAI Financing Merger Sub LLC	Revolver	0.50%	3M SOFR		8/28/2029	924,296	(13,127)	(14,650)	6,7,8,10
Par Excellence Holdings, Inc.	First Lien Term Loan	9.31%	3M SOFR	5.00%	6/24/2032	6,233,126	6,139,910	6,140,574	6,11,18
Patriot Foods Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		12/24/2029	2,739,726	(3,466)	—	6,7,8,11,26
PCI Pharma	Delayed Draw	0.50%	3M SOFR		1/22/2032	2,393,913	—	(1,975)	6,7,8,10,26
PCI Pharma	First Lien Term Loan	9.02%	3M SOFR	4.75%	6/24/2032	5,682,942	5,669,355	5,664,205	6,10,18
PCI Pharma	Revolver	0.50%	3M SOFR		8/28/2029	572,458	(1,342)	(1,887)	6,7,8,10
PCS Midco, Inc.	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/24/2032	604,829	596,480	596,019	6,11,18
PCS Midco, Inc.	Delayed Draw	10.05%	3M SOFR	5.75%	3/1/2030	6,224	2,961	2,970	6,8,11
PCS Midco, Inc.	Revolver	10.05%	3M SOFR	5.75%	8/28/2029	6,250	391	378	6,8,11
Pharmalogic Holdings Corp	First Lien Term Loan	9.33%	3M SOFR	5.00%	6/24/2032	2,934,093	2,895,579	2,890,010	6,11,18
Pharmalogic Holdings Corp	Delayed Draw	1.00%	3M SOFR		6/21/2030	1,036,269	(6,532)	(7,636)	6,7,8,11,26
PK Purchaser LLC	First Lien Term Loan	9.29%	3M SOFR	5.00%	6/24/2032	3,970,000	3,935,255	3,906,183	6,11,18
PMA Parent Holdings, LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	1,392,011	1,379,094	1,372,644	6,10,18
PMA Parent Holdings, LLC	Revolver	0.38%	3M SOFR		8/28/2029	104,500	(941)	(1,454)	6,7,8,10,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Point Quest Acquisition, LLC	Delayed Draw	9.71%	3M SOFR	5.25%	11/14/2031	$2,280,933	$1,538,822	$1,553,846	6,8,11
Point Quest Acquisition, LLC	Revolver	9.69%	3M SOFR	5.25%	8/28/2029	211,864	61,065	61,058	6,8,11
PPW Aero Buyer, Inc.	Delayed Draw	9.82%	3M SOFR	5.50%	2/15/2029	793,722	785,885	792,247	6,11
PPW Aero Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		2/15/2029	449,980	(3,027)	(828)	6,7,8,11,26
PPW Aero Buyer, Inc.	First Lien Term Loan	9.27%	3M SOFR	5.00%	6/24/2032	269,619	267,964	268,163	6,11,18
Prestige PEO Holdings, LLC	Revolver	9.79%	3M SOFR	5.50%	8/28/2029	346,831	168,364	168,452	6,8,12
Prestige PEO Holdings, LLC	First Lien Term Loan	9.79%	3M SOFR	5.50%	6/24/2032	3,632,603	3,579,462	3,580,485	6,12,18
PRGX Global, Inc.	Delayed Draw	1.00%	3M SOFR		12/20/2030	876,121	(2,062)	(2,579)	6,7,8,11,26
PRGX Global, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	7,282,756	7,246,447	7,243,122	6,11,18
PrimeFlight Acquisition, LLC	First Lien Term Loan	9.52%	3M SOFR	5.25%	6/24/2032	700,704	697,213	696,811	6,11,18
PT Solutions	First Lien Term Loan	9.95%	3M SOFR	5.50%	6/24/2032	6,308,660	6,220,117	6,224,496	6,10,18
Puma Buyer, LLC	First Lien Term Loan	8.80%	3M SOFR	4.50%	6/24/2032	8,611,111	8,548,230	8,527,037	6,9,18
Puma Buyer, LLC	Revolver	0.50%	3M SOFR		8/28/2029	1,388,889	(9,976)	(13,560)	6,7,8,9
Puris, LLC	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/24/2032	2,985,540	2,951,888	2,967,718	6,11,18
Purple Cow Buyer, LLC	Delayed Draw	1.00%	3M SOFR		11/5/2030	2,979,697	(39,291)	(41,400)	6,7,8,11,26
Purple Cow Buyer, LLC	First Lien Term Loan	9.26%	3M SOFR	5.00%	6/24/2032	1,294,782	1,285,958	1,276,747	6,11,19
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	2,439,024	(20,372)	(27,180)	6,7,8,11,26
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	1,626,016	(13,581)	(18,120)	6,7,8,11,26
Quantum Design International	First Lien Term Loan	9.31%	1M SOFR	5.00%	6/24/2032	2,456,389	2,444,763	2,429,016	6,11,19
Quick Quack Car Wash Holdings, LLC	Delayed Draw	1.00%	3M SOFR		8/28/2029	10,000,000	(74,371)	(75,000)	6,7,8,10,26
R&B Wholesale Distributors	First Lien Term Loan	9.78%	3M SOFR	5.50%	6/24/2032	5,519,366	5,422,318	5,405,544	6,11,18
R&B Wholesale Distributors	Revolver	9.78%	3M SOFR	5.50%	8/28/2029	1,509,054	150,082	145,014	6,8,11
Railpros Parent, LLC	First Lien Term Loan	8.83%	3M SOFR	4.50%	6/24/2032	1,445,515	1,431,260	1,431,797	6,10,18
Railpros Parent, LLC	Revolver	0.50%	3M SOFR		8/28/2029	222,387	(2,184)	(2,110)	6,7,8,10
Railpros Parent, LLC	Delayed Draw	—%	1M SOFR		5/24/2032	444,774	(4,368)	(1,995)	6,7,8,10,26
RBFD Buyer, LLC	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	790,076	780,706	780,380	6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
RBFD Buyer, LLC	Delayed Draw	9.32%	1M SOFR	5.00%	10/31/2030	$324,538	$65,037	$65,254	6,8,11
RBFD Buyer, LLC	Revolver	0.50%	3M SOFR		8/28/2029	81,191	(940)	(996)	6,7,8,11
RCP Nats Purchaser, LLC	Revolver	0.50%	3M SOFR		8/28/2029	784,055	(5,648)	(9,547)	6,7,8,10
RCP Nats Purchaser, LLC	Delayed Draw	1.00%	3M SOFR		3/19/2032	1,120,079	(1,336)	(6,637)	6,7,8,10,26
RCP Nats Purchaser, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	6/24/2032	5,600,395	5,558,510	5,560,210	6,10,18
Recipe Acquisition Corp.	First Lien Term Loan	9.05%	3M SOFR	4.75%	6/24/2032	2,566,131	2,554,361	2,539,466	6,11,18
Recipe Acquisition Corp.	Delayed Draw	9.06%	3M SOFR	4.75%	7/31/2031	728,316	47,106	43,427	6,8,11
Recipe Acquisition Corp.	Revolver	9.05%	3M SOFR	4.75%	8/28/2029	291,326	125,518	121,919	6,8,11
Red Fox CD Acquisition Corporation	Delayed Draw	10.32%	1M SOFR	6.00%	8/28/2029	2,527,142	493,084	493,582	6,8,11
Refocus Management Services	Delayed Draw	10.05%	3M SOFR	5.43%	2/14/2029	2,953,417	2,737,066	2,732,050	6,8,11
Refocus Management Services	First Lien Term Loan	9.86%	3M SOFR	5.50%	6/24/2032	459,354	438,665	453,405	6,11,19
Rev Up Brands	First Lien Term Loan	9.42%	1M SOFR	5.00%	6/24/2032	6,086,205	6,063,126	6,040,766	6,10,19
Riverside Assessments	First Lien Term Loan	9.47%	6M SOFR	5.25%	6/24/2032	2,716,154	2,720,456	2,711,001	6,10,19
Rocket Bidco, Inc.	First Lien Term Loan	10.03%	3M SOFR	5.75%	6/24/2032	3,731,250	3,665,515	3,631,919	6,11,18
Rocket Youth Brands HoldCo LLC	Delayed Draw	1.00%	1M SOFR		8/28/2029	1,166,015	(5,802)	(5,830)	6,7,8,11,26
Rocket Youth Brands HoldCo LLC	Revolver	0.50%	3M SOFR		6/24/2032	174,902	(870)	(875)	6,7,8,11
Rocket Youth Brands HoldCo LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	6/20/2031	1,166,015	1,160,214	1,160,185	6,11,18
Rotolo Consultants, Inc.	Delayed Draw	10.02%	1M SOFR	5.75%	1/31/2031	333,417	266,738	264,737	6,8,11
RRA Corporate, LLC	Delayed Draw	9.30%	3M SOFR	5.00%	8/15/2029	35,211	10,252	10,270	6,8,11
RRA Corporate, LLC	Revolver	9.55%	3M SOFR	5.25%	8/28/2029	35,211	19,242	19,200	6,8,11
RRA Corporate, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	1,659,904	1,637,257	1,635,451	6,11,18
Rushmore Investment III LLC	First Lien Term Loan	9.32%	1M SOFR	5.00%	6/24/2032	3,956,203	3,921,386	3,897,497	6,11,18
SageBrush Buyer, LLC	Revolver	0.50%	3M SOFR		8/28/2029	258,621	(3,339)	(6,033)	6,7,8,11
SageBrush Buyer, LLC	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	2,011,638	1,984,565	1,967,650	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	2/15/2028	27,838	27,838	27,838	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	2/15/2028	39,775	39,775	39,775	6,11,18

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	2/15/2028	$134,376	$134,376	$134,376	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	2/15/2028	136,505	136,505	136,505	6,11,18
Salt Dental Collective	First Lien Term Loan	11.17%	1M SOFR	6.75%	2/15/2028	210,442	210,442	210,442	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	2/15/2028	106,161	106,161	106,161	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	2/15/2028	2,396,588	2,396,588	2,396,588	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	6/24/2032	440,934	440,934	440,934	6,11,18
Salt Dental Collective	First Lien Term Loan	11.18%	1M SOFR	6.75%	6/24/2032	967,337	967,337	967,337	6,11,18
Salt Dental Collective, LLC	Delayed Draw	11.18%	1M SOFR	6.75%	2/15/2028	417,853	417,853	417,853	6,11,18
Salt Dental Collective, LLC	Revolver	11.08%	1M SOFR	6.75%	8/28/2029	720,308	240,103	240,103	6,8,11
Salute Mission Critical, LLC	Revolver	0.50%	3M SOFR		8/28/2029	223,832	(2,181)	(2,503)	6,7,8,11
Salute Mission Critical, LLC	Delayed Draw	9.33%	1M SOFR	5.00%	11/30/2029	1,119,066	1,107,954	1,114,980	6,11,18
Salute Mission Critical, LLC	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	2,639,399	2,613,181	2,609,826	6,11,18
Shock Doctor Intermediate	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	2,166,934	2,170,374	2,164,053	6,11,19
Sigma Defense Systems LLC	First Lien Term Loan	11.23%	3M SOFR	6.75%	6/24/2032	579,921	570,918	570,244	6,11,18
Sigma Defense Systems LLC	Revolver	11.23%	3M SOFR	6.83%	8/28/2029	25,000	8,990	9,187	6,8,11
Socket Holding Corporation	First Lien Term Loan	9.58%	1M SOFR	5.25%	6/24/2032	987,406	972,614	975,021	6,10,18
Socket Holding Corporation	Revolver	0.50%	6M SOFR		8/28/2029	202,545	(2,478)	(2,032)	6,7,8,10
Socket Holding Corporation	Delayed Draw	1.00%	3M SOFR		3/31/2031	784,861	(7,128)	(2,952)	6,7,8,10,26
Socket Holding Corporation	First Lien Term Loan	9.58%	1M SOFR	5.25%	6/24/2032	974,241	974,241	966,351	6,10,18
Solairus Holdings, LLC	Delayed Draw	0.50%	3M SOFR		11/13/2028	1,173,709	(7,854)	(18,291)	6,7,8,11,26
Solairus Holdings, LLC	First Lien Term Loan	10.30%	3M SOFR	6.00%	6/24/2032	3,219,630	3,175,575	3,169,456	6,11,18
Solairus Holdings, LLC	Revolver	10.32%	1M SOFR	6.00%	8/28/2029	528,169	49,267	48,107	6,8,11
Solairus Holdings, LLC	Revolver	0.50%	3M SOFR		8/28/2029	67,126	150	138	6,7,8,11
Solairus Holdings, LLC	Delayed Draw	1.00%	3M SOFR		7/22/2030	268,502	(599)	(781)	6,7,8,11,26
Sonny's Enterprises, LLC	Delayed Draw	9.93%	3M SOFR	5.50%	8/5/2028	149,910	10,966	9,323	6,8,11
Soteria Flexibles Corp	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/24/2032	2,634,278	2,636,502	2,629,745	6,11,19

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
SourceHOV Tax, LLC	First Lien Term Loan	10.31%	3M SOFR	5.75%	6/24/2032	$4,899,021	$4,695,506	$4,687,051	6,11,19
Spring Dental Intermediate, LLC	Delayed Draw	11.16%	3M SOFR	5.59%	12/23/2025	4,212,166	2,478,392	2,486,887	6,8,11
Spruce Bidco I Inc. & Spruce Bidco II Inc.	First Lien Term Loan	9.13%	6M SOFR	5.00%	6/24/2032	7,932,012	7,805,093	7,791,892	6,10,18
Stonebridge Companies, LLC	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	3,577,919	3,542,684	3,546,474	6,11,18
Stonebridge Companies, LLC	Revolver	0.50%	3M SOFR		8/28/2029	681,508	(6,676)	(5,990)	6,7,8,11
Stonebridge Companies, LLC	Delayed Draw	1.00%	3M SOFR		5/16/2031	1,022,263	(10,016)	(8,984)	6,7,8,11,26
Sunset Distributing, LLC	Delayed Draw	1.00%	1M SOFR		5/30/2030	777,579	(15,429)	(15,552)	6,7,8,11,26
Sunset Distributing, LLC	First Lien Term Loan	9.31%	1M SOFR	5.00%	6/13/2031	4,056,936	3,976,457	3,975,797	6,11,18
Surgical Center Solutions, LLC	First Lien Term Loan	9.08%	1M SOFR	4.75%	6/24/2032	2,061,996	2,035,961	2,036,010	6,11,18
Surgical Center Solutions, LLC	Delayed Draw	1.00%	3M SOFR		3/25/2031	621,890	(3,883)	(3,779)	6,7,8,11,26
Surgical Center Solutions, LLC	Revolver	9.08%	1M SOFR	4.75%	8/28/2029	310,945	14,773	14,738	6,8,11
Synchronoss Technologies, Inc.	First Lien Term Loan	11.28%	3M SOFR	7.00%	6/24/2032	10,000,000	9,803,410	9,815,081	6,16,18
Syner-G Intermediate Holdings	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/24/2032	9,301,143	9,263,596	9,236,117	6,11,19
System Planning and Analysis, Inc.	Delayed Draw	9.07%	1M SOFR	4.75%	8/28/2029	1,006,938	330,348	330,332	6,8,11
Tau Midco, LLC	Delayed Draw	9.05%	3M SOFR	4.75%	2/2/2032	828,500	215,489	214,823	6,8,10
Tau Midco, LLC	Revolver	9.05%	3M SOFR	4.75%	8/28/2029	310,688	21,929	21,530	6,8,10
Tau Midco, LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	6/24/2032	2,381,939	2,359,133	2,356,446	6,10,18
Thames Technology Holdings, Inc	First Lien Term Loan	10.54%	3M SOFR	6.25%	6/24/2032	1,751,224	1,728,832	1,690,413	6,11,18
The Hardenbergh Group, Inc.	First Lien Term Loan	10.89%	3M SOFR	6.50%	6/24/2032	3,830,494	3,793,868	3,793,033	6,15,18
Theoria Management, LLC	Delayed Draw	8.82%	1M SOFR	4.50%	8/28/2029	1,180,952	46,783	46,818	6,8,11
Theoria Management, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	11/25/2030	1,251,295	1,245,834	1,238,304	6,11,19
TL Atlas Merger Sub Corp	Revolver	9.30%	3M SOFR	5.00%	1/7/2031	1,300,000	147,000	147,000	6,8,11
TL Atlas Merger Sub Corp	First Lien Term Loan	9.30%	3M SOFR	5.00%	1/7/2031	8,700,000	8,613,000	8,613,000	6,11,18
TPC US Parent, LLC	First Lien Term Loan	10.20%	3M SOFR	5.75%	6/24/2032	246,875	245,770	245,564	6,11,18
Traliant Operating	First Lien Term Loan	9.58%	3M SOFR	5.25%	6/24/2032	2,691,336	2,695,599	2,691,336	6,10,19
Transition Finance Strategies	First Lien Term Loan	8.99%	6M SOFR	4.75%	6/24/2032	2,716,154	2,693,947	2,685,205	6,11,19

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Tricor, LLC	Delayed Draw	9.43%	1M SOFR	5.00%	10/22/2026	$158,451	$156,076	$156,104	6,11,18
Tricor, LLC	Delayed Draw	9.43%	1M SOFR	5.00%	10/22/2026	193,662	24,459	23,540	6,8,11
Truck-Lite Co., LLC	Delayed Draw	1.00%	3M SOFR		2/13/2032	970,980	(7,237)	(14,565)	6,7,8,10,26
Truck-Lite Co., LLC	Delayed Draw	1.00%	3M SOFR		8/28/2029	481,478	(3,589)	(7,222)	6,7,8,10,26
Truck-Lite Co., LLC	First Lien Term Loan	10.32%	1M SOFR	6.00%	6/18/2032	101,110	100,100	100,099	6,10,18
TVG- MGT Merger, LLC	Delayed Draw	6.00%	6M SOFR	6.00%	4/10/2029	2,403,564	488,144	491,813	6,8,11
TVG- MGT Merger, LLC	Revolver	6.00%	3M SOFR	6.00%	8/28/2029	332,356	162,954	163,259	6,8,11
TVG- MGT Merger, LLC	First Lien Term Loan	9.31%	1M SOFR	5.00%	6/24/2032	2,558,584	2,533,048	2,534,629	6,11,18
Tvg Shelby Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	3/27/2028	832,937	153,774	153,662	6,8,11
Tvg Shelby Buyer, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	825,000	815,551	809,651	6,11,18
Tvg Shelby Buyer, Inc.	Revolver	0.50%	3M SOFR		8/28/2029	83,333	(906)	(1,152)	6,7,8,11
USIC Holdings, Inc.	First Lien Term Loan	9.83%	3M SOFR	5.50%	6/24/2032	3,355,138	3,337,129	3,333,490	6,10,18
USIC Holdings, Inc.	Revolver	9.57%	3M SOFR	5.25%	8/28/2029	429,163	193,966	193,457	6,8,10
USIC Holdings, Inc.	Delayed Draw	9.83%	3M SOFR	5.50%	9/10/2031	198,559	67,047	67,169	6,8,10
USN OpCo, LLC	Delayed Draw	1.00%	3M SOFR		12/21/2026	3,333,333	(19,023)	(14,806)	6,7,8,11,26
USN OpCo, LLC	First Lien Term Loan	10.20%	3M SOFR	5.75%	6/24/2032	1,658,333	1,651,359	1,650,949	6,11,19
UVC Management	Delayed Draw	9.75%	6M SOFR	5.50%	11/18/2028	3,748,281	1,250,398	1,252,621	6,8,11
Vacation Rental Brands, LLC	First Lien Term Loan	9.51%	3M SOFR	5.25%	6/24/2032	4,582,208	4,536,455	4,532,151	6,11,18
Vacation Rental Brands, LLC	First Lien Term Loan	9.51%	3M SOFR	5.25%	6/24/2032	908,110	900,438	898,190	6,11
Vacation Rental Brands, LLC	Revolver	3.59%	1M SOFR	1.92%	8/28/2029	555,419	175,144	174,444	6,8,11
Vacation Rental Brands, LLC	Delayed Draw	1.00%	3M SOFR		5/6/2032	480,438	(2,320)	(2,849)	6,7,8,11,26
Vascular Technology, Inc	First Lien Term Loan	9.32%	3M SOFR	5.00%	4/15/2031	5,817,411	5,770,405	5,753,995	6,11,19
Vehlo Purchaser, LLC	Delayed Draw	1.00%	1M SOFR		8/28/2029	6,568,755	(32,682)	(32,844)	6,7,8,10,26
Vensure Employer Services, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	3,099,902	3,075,504	3,067,387	6,9,18
Vensure Employer Services, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	518,030	515,317	512,597	6,9
Vensure Employer Services, Inc.	Delayed Draw	0.50%	3M SOFR		9/27/2031	364,619	(1,264)	(1,984)	6,7,8,9,26

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Vertex Service Partners, LLC	Delayed Draw	9.55%	3M SOFR	5.25%	11/8/2030	$1,471,344	$280,598	$288,465	6,8,11
Vertex Service Partners, LLC	First Lien Term Loan	10.30%	3M SOFR	6.00%	6/24/2032	1,701,361	1,704,056	1,700,047	6,10,19
VISUSWR LLC	First Lien Term Loan	10.00%	6M SOFR	6.00%	6/24/2032	1,676,569	1,679,225	1,675,477	6,11,19
Vital Purchaser, LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2032	1,822,230	1,789,851	1,787,989	6,11,18
Vital Purchaser, LLC	Revolver	0.50%	3M SOFR		8/28/2029	164,000	(2,099)	(3,069)	6,7,8,11
Vortex Companies, LLC	First Lien Term Loan	9.33%	1M SOFR	5.00%	6/24/2032	3,141,519	3,117,993	3,121,663	6,11,18
Vortex Companies, LLC	Delayed Draw	1.00%	3M SOFR		5/7/2032	1,889,635	(6,879)	(4,851)	6,7,8,11,26
VRC Companies, LLC	First Lien Term Loan	9.78%	3M SOFR	5.50%	6/24/2032	3,938,543	3,938,543	3,936,928	6,11,18
Vybond Buyer LLC	Revolver	0.50%	6M SOFR		8/28/2029	967,673	(13,687)	(15,642)	6,7,8,10
Vybond Buyer LLC	Delayed Draw	1.00%	6M SOFR		2/3/2032	1,290,231	(9,131)	(11,187)	6,7,8,10,26
Vybond Buyer LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	5,105,013	5,031,580	5,022,473	6,10,18
W.A. Kendall and Company, LLC	Delayed Draw	10.60%	6M SOFR	5.75%	4/22/2030	6,558,562	6,518,202	6,500,931	6,11,19
W.A. Kendall and Company, LLC	Revolver	10.18%	1M SOFR	5.75%	4/22/2030	294,531	75,666	75,664	6,8,11
W.A. Kendall and Company, LLC	Delayed Draw	1.00%	1M SOFR		8/28/2029	75,029	(748)	(750)	6,7,8,11,26
W.A. Kendall and Company, LLC	Delayed Draw	1.00%	3M SOFR		8/28/2029	1,842,818	(18,379)	(18,428)	6,7,8,11,26
W.A. Kendall and Company, LLC	First Lien Term Loan	10.18%	1M SOFR	5.75%	4/22/2030	1,229,119	1,216,862	1,216,828	6,11,18
WCHG Buyer	First Lien Term Loan	9.18%	6M SOFR	5.00%	6/24/2032	7,024,648	6,990,952	6,981,288	6,11,18
Western Smokehouse Partners, LLC	First Lien Term Loan	10.07%	1M SOFR	5.75%	3/31/2028	7,283,271	7,181,726	7,218,186	6,11,18
Western Smokehouse Partners, LLC	Revolver	0.50%	3M SOFR		8/28/2029	309,122	(4,253)	(2,783)	6,7,8,11
Western Smokehouse Partners, LLC	Delayed Draw	0.50%	3M SOFR		3/31/2029	257,602	(1,772)	(360)	6,7,8,11,26
Wges Buyer Inc.	Delayed Draw	9.90%	3M SOFR	5.50%	11/5/2027	5,972,563	3,145,503	3,144,080	6,8,11
Wges Buyer Inc.	Delayed Draw	9.90%	3M SOFR	5.50%	11/5/2027	715,930	713,781	713,029	6,11,19
World Insurance Associates, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	6/24/2032	9,975,000	9,975,000	9,973,603	6,11,18
Worldwide Insurance Network, LLC	Delayed Draw	10.10%	3M SOFR	5.81%	5/28/2030	661,747	454,919	456,088	6,8,10
Worldwide Insurance Network, LLC	First Lien Term Loan	10.00%	3M SOFR	5.70%	6/24/2032	826,875	819,707	822,246	6,10,18
Worldwide Insurance Network, LLC	Delayed Draw	1.00%	3M SOFR		5/28/2030	1,190,240	(11,657)	(11,453)	6,7,8,10,26

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Ya Ya Foods Corp	First Lien Term Loan	9.15%	3M SOFR	4.75%	6/24/2032	$298,064	$297,118	$297,904	6,11,19
Zone Climate Services Inc	First Lien Term Loan	9.92%	3M SOFR	5.50%	6/24/2032	4,911,167	4,918,947	4,906,916	6,11,19
Total Direct Lending - Senior Secured Loans - North America							$642,484,297	$641,628,411
Total Direct Lending - Senior Secured Loans							$642,484,297	$641,628,411

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Collateralized Loan Obligations and Warehouses - 30.2% of NAV									1,2,3,6
North America - 30.2% of NAV
Audax Senior Debt CLO 12, LLC	Subordinated Notes				4/22/2037	$2,250,000	$2,164,217	$2,164,215
Barings Middle Market CLO Ltd. 2025-I	Subordinated Notes				4/30/2037	35,843,500	37,149,578	37,149,578
Birch Grove CLO Ltd.	Subordinated Notes				7/17/2037	1,391,250	974,845	949,941
Birch Grove CLO 10 Ltd.	Subordinated Notes				1/22/2038	1,500,000	1,581,206	1,567,123
Birch Grove CLO 12 Ltd.	Subordinated Notes				4/22/2038	1,500,000	1,546,514	1,547,014
Carlyle US CLO 2025-2, Ltd	Subordinated Notes				7/25/2038	13,657,437	12,193,265	12,193,264
Churchill Middle Market CLO VI Ltd	Subordinated Notes				4/15/2031	43,052,619	44,801,187	44,821,905
CIFC Funding 2024-V, Ltd	Subordinated Notes				1/22/2038	2,286,600	2,114,158	2,101,080	8, 23
CIFC Stone Warehouse III LTD	Warehouse					4,737,000	4,737,000	4,737,000	23
Great Lakes CLO VIII Ltd	Subordinated Notes				7/15/2037	95,650,000	96,640,332	96,490,724
Jefferies Credit Partners	Warehouse					12,693,011	12,693,011	12,693,011	8, 23
NXT Capital Clo 2024-1 Llc	Subordinated Notes				1/15/2037	38,418,000	38,275,790	38,215,243
NXTC 2024-1A Class E Loan	Class E Note	12.07%	3M SOFR	7.81%	1/15/2037	17,100,000	16,955,680	16,930,755	5
Total Direct Lending - Collateralized Loan Obligations and Warehouses - North America							$271,826,783	$271,560,853
Total Direct Lending - Collateralized Loan Obligations and Warehouses							$271,826,783	$271,560,853

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Acquisition Date	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Investment Funds - 7.80% of NAV				1
North America - 7.80% of NAV
Barings Private Credit Corp.	1/2/2025	$64,619,861	$63,943,479
Trinitas Capital Management, LLC	1/31/2025	6,000,000	6,067,726	21
Total Direct Lending - Investment Funds - North America		$70,619,861	$70,011,205
Total Direct Lending - Investment Funds		$70,619,861	$70,011,205
Total Direct Lending		$984,930,941	$983,200,469

Investments	Acquisition Date	Cost[25]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments - 6.3% of NAV
Investment Funds - 1.6% of NAV				1,21
North America - 1.6% of NAV
Carlyle Santiago Aggregator, L.P.	8/23/2024	$3,370,948	$3,396,941
Castlelake Consumer Receivables Opportunity III, L.P.	6/12/2024	5,803,212	6,549,282	8,22
Castlelake Consumer Receivables Opportunity IV, L.P.	11/12/2024	3,921,034	4,119,403	8,22
Total Specialty Credit - Investment Funds - North America		$13,095,194	$14,065,626
Total Specialty Credit - Investment Funds		$13,095,194	$14,065,626

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments (continued)
Private Lending - 4.7% of NAV									1,2,3,6
North America - 4.7% of NAV
AR3 LLC	First Lien Term Loan	10.57%	1M SOFR	6.00%	12/31/2032	$4,000,000	$4,038,921	$4,034,793	4,5
CLGF Holdco 2, LLC	First Lien Term Loan	12.50%	Fixed	N/A	6/24/2032	8,330,000	8,207,773	8,209,710	4,23
Fortiva Retail Credit Master Note Business Trust	Bond	9.46%	N/A	N/A	3/15/2028	2,000,000	1,995,000	2,000,000
Fortiva Retail Credit Master Note Business Trust	Bond	12.09%	N/A	N/A	3/15/2028	2,000,000	1,995,000	2,000,000

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments (continued)
Private Lending (continued)
North America (continued)
Health Plan One, Inc	First Lien Term Loan	11.82%	1M SOFR	7.50%	6/24/2032	$10,000,000	$9,917,447	$9,905,450	4,5,11
Heights Financing I	Revolver	13.94%	1M SOFR	10.00%	8/28/2029	4,000,000	3,879,319	3,879,591	5,8
Heights Financing II	Revolver	12.82%	1M SOFR	9.50%	8/28/2029	4,000,000	3,573,773	3,581,656	4,5,8
Klover Receivables SPV I, LLC	Revolver	16.75%	Fixed	16.75%	8/28/2029	3,911,741	3,359,388	3,381,878	4,8,23
Mission Lane Credit Card Master Trust JPM	Revolver	12.82%	3M SOFR	12.82%	8/28/2029	1,233,823	371,183	371,723	5,8
Pipe Warehouse Trust II	Delayed Draw	10.57%	3M SOFR	6.00%	12/31/2032	4,000,000	1,272,670	1,273,118	4,5,8,17
Symmetry Holdco, LLC	First Lien Term Loan	12.20%	1M SOFR	7.88%	6/24/2032	4,078,680	4,017,615	4,017,496	4,5,17,18
Total Specialty Credit - Private Lending - North America							$42,628,089	$42,655,415
Total Specialty Credit - Private Lending							$42,628,089	$42,655,415
Total Specialty Credit							$55,723,283	$56,721,041
Total Investments - 115.6% of NAV							$1,040,654,224	$1,039,921,510
Cash Equivalents and Restricted Cash Equivalents - 3.1% of NAV
UMB Bank Money Market Special II, 4.19% ($28,082,030 principal)								$28,082,030	24
Total Cash Equivalents and Restricted Cash Equivalents								$28,082,030
Liabilities Less Other Assets - (18.7)% of NAV								$(168,620,569)
Net Assets - 100.0%								$899,382,971

1	Geographic region generally reflects the location of the investment manager for Investment Funds and company headquarters for other debt investments.
2	Fair value was determined using significant unobservable inputs.
3	Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.
4	Senior secured debt investment.
5	Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) or an alternative base rate (commonly based on the Federal Fund Rate or the U.S. Prime Rate ("PRIME")), which generally reset periodically. For each such investment, the Fund has provided the reference rate used and the spread and the current contractual interest rate in effect at June 30, 2025. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of June 30, 2025. As of June 30, 2025, effective rates for 1 Month SOFR, 3 Month SOFR, 6 Month SOFR and PRIME are 4.319%, 4.342%, 4.371% and 7.500%, respectively. For companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of June 30, 2025. Certain investments are subject to a SOFR floor and have been provided.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

6	Income producing investment that pays all interest in cash.
7	Unfunded commitment. Interest reflects the unfunded commitment fee rate.
8	Investment has an unfunded commitment balance. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an unfunded commitment fee.
9	Interest rate on funded balance is subject to a floor of 0.50%.
10	Interest rate on funded balance is subject to a floor of 0.75%.
11	Interest rate on funded balance is subject to a floor of 1.00%.
12	Interest rate on funded balance is subject to a floor of 1.25%.
13	Interest rate on funded balance is subject to a floor of 1.50%.
14	Interest rate on funded balance is subject to a floor of 1.75%.
15	Interest rate on funded balance is subject to a floor of 2.00%.
16	Interest rate on funded balance is subject to a floor of 2.50%.
17	Interest rate on funded balance is subject to a floor of 3.00%.
18	Security is held by CRDEX LLC and designated as collateral for borrowings on the JPMorgan Chase Bank, N.A. credit facility.
19	Security is held by Great Lakes SSG Holdings LLC and designated as collateral for borrowings on the Bank of Montreal credit facility.
20	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
21	Investment Funds typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These funds are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. As of June 30, 2025, the total fair value of restricted investments was $20.1 million, representing 2.2% of net assets. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
22	Investment is non-income producing.
23	Interest rate is fixed.
24	The rate reported is the 7-day effective yield at the period end.
25	For non-controlled, non-affiliated debt investments, cost represents amortized cost.
26	Position is an unfunded delayed draw term loan with no rate setting.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Summary of Investments by Strategy (as a percentage of total investments)
Direct Lending	94.5%
Specialty Credit	5.5%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Assets and Liabilities

June 30, 2025 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $1,040,654,224)	$1,039,921,510
Cash equivalents and restricted cash equivalents	28,082,030
Cash and restricted cash	953,571
Dividend and interest receivable	5,447,349
Receivable for Fund shares sold	3,514,228
Receivable from unsettled transactions	33,446,614
Prepaid expenses	87,452
Total Assets	1,111,452,754

Liabilities
Revolving credit facilities	206,788,385
Less deferred debt issuance costs	(2,649,625)
Revolving credit facilities less deferred debt issuance costs	204,138,760
Incentive fees payable	2,653,169
Revolving credit facilities interest and fees payable	2,505,275
Management fees payable	865,511
Due to Adviser	729,536
Professional fees payable	547,133
Payable for investments purchased	275,443
Administration fees payable	125,246
Trustees' fees payable	39,343
Transfer agent fees payable	30,909
Other accrued expenses	159,458
Total Liabilities	212,069,783
Commitments and contingencies (see Note 9)
Net Assets	$899,382,971

Components of Net Assets:
Paid-in capital	$883,397,854
Total distributable earnings (accumulated loss)	15,985,117
Net Assets	$899,382,971

Class I
Net Assets	$899,325,342
Outstanding shares (unlimited number of shares authorized)	87,517,119
Net Asset Value Per Share	$10.28

Class D
Net Assets	$11,528
Outstanding shares (unlimited number of shares authorized)	1,122
Net Asset Value Per Share	$10.27

Class S:
Net Assets	$46,101
Outstanding shares (unlimited number of shares authorized)	4,484
Net Asset Value Per Share	$10.28

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Operations
For the Six Months Ended June 30, 2025 (unaudited)

Investment Income
Non-controlled/non-affiliated investments interest income	$47,711,846
Non-controlled/non-affiliated investments dividend income	6,318,539
Non-controlled/non-affiliated investments payment in-kind income	42,158
Total Investment Income	54,072,543

Expenses
Revolving credit facilities interest and fees	6,144,103
Management fees	4,705,895
Incentive fees	3,848,815
Administration fees	996,708
Professional fees	1,635,054
Transfer agent fees	106,232
Income tax expense	85,171
Trustees' fees	79,343
Chief compliance officer fees	30,206
Distribution and shareholder servicing fees (Class S)	110
Shareholder servicing fees (Class D)	1
Other expenses	519,171
Total Expenses	18,150,809
Adviser expense recoupment (reimbursement)	957,118

Net Expenses	19,107,927
Net Investment Income (Loss)	34,964,616

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on non-controlled/non-affiliated investments	(885,527)
Net change in unrealized appreciation (depreciation) on non-controlled/non-affiliated investments	(812,322)
Net Realized and Unrealized Gain (Loss)	(1,697,849)
Net Increase (Decrease) in Net Assets from Operations	$33,266,767

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (unaudited)	For the Period Ended December 31, 2024*
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$34,964,616	$5,417,652
Net realized gain (loss) on non-controlled/non-affiliated investments	(885,527)	873
Net change in unrealized appreciation (depreciation) on non-controlled/non-affiliated investments	(812,322)	79,608
Net Increase (Decrease) in Net Assets Resulting from Operations	33,266,767	5,498,133

Distributions from Distributable Earnings:
Class I	(17,107,167)	(5,700,402)
Class D	(225)	(413)
Class S	(824)	(413)
Class T	—	(892)
Total Distributions from Distributable Earnings:	(17,108,216)	(5,702,120)
Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	100,902,537	167,654,960
Issuance of shares in connection with portfolio acquisition (Note 15)	623,460,822	—
Reinvestment of distributions	8,392,090	1,279,044
Repurchase of shares	(18,265,260)	(52,357)
Exchange of shares	—	—
Total Class I Transactions	714,490,189	168,881,647
Class D
Proceeds from shares issued	600	10,000
Reinvestment of distributions	225	413
Repurchase of shares	—	—
Exchange of shares	—	—
Total Class D Transactions	825	10,413
Class S
Proceeds from shares issued	—	10,000
Reinvestment of distributions	386	413
Repurchase of shares	—	—
Exchange of shares	34,435	—
Total Class S Transactions	34,821	10,413
Class T1
Proceeds from shares issued	—	34,125
Reinvestment of distributions	—	409
Repurchase of shares	—	—
Exchange of shares	(34,435)	—
Total Class T Transactions	(34,435)	34,534
Change in Net Assets Resulting from Capital Share Transactions	714,491,400	168,937,007

Total Increase (Decrease) in Net Assets	730,649,951	168,733,020

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (unaudited)	For the Period Ended December 31, 2024*
Net Assets
Beginning of period	168,733,020	—
End of period	$899,382,971	$168,733,020

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Cash Flows

For the Six Months Ended June 30, 2025 (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$33,266,767
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of payable for investments purchased	(468,478,775)
Proceeds from repayments of investments	229,959,178
Net accretion of original issue discount on investments	(869,310)
Investments payment in-kind income	(42,158)
Net realized (gain) loss	885,527
Net change in unrealized appreciation (depreciation) on investments	812,322
Cash received from acquisition (Note 15)	141,932,908
Amortization of debt issuance costs	291,771
Amortization of offering costs	201,962
(Increase) Decrease in Assets
Receivable from unsettled transactions	(32,747,870)
Dividend and interest receivable	(4,514,368)
Due from Adviser	305,985
Prepaid expenses	(74,290)
Increase (Decrease) in Liabilities
Professional fees payable	139,726
Revolving credit facility interest and fees payable	1,778,027
Management fees payable	702,459
Incentive fees payable	2,291,697
Trustees' fees payable	(35,506)
Administration fees payable	74,913
Transfer agent fees payable	15,681
Due to Adviser	729,536
Other accrued expenses	(32,253)
Net Cash Provided by (Used in) Operating Activities	(93,406,071)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for Fund shares sold	98,471,888
Repurchase of shares	(18,265,260)
Distributions paid in cash	(8,715,515)
Proceeds from revolving credit facilities	329,999,999
Repayments of revolving credit facilities	(285,000,000)
Debt issuance costs paid	(1,455,253)
Net Cash Provided by (Used in) Financing Activities	115,035,859

Net Increase (Decrease) in Cash equivalents, Restricted cash equivalents, Cash and Restricted cash	21,629,788

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Statement of Cash Flows (continued)

For the Six Months Ended June 30, 2025 (unaudited)

Cash equivalents, Restricted cash equivalents, Cash and Restricted cash
Beginning of period	7,405,813
End of period	$29,035,601

Reconciliation to the Consolidated Statement of Assets and Liabilities
Cash equivalents	$3,707,530
Restricted cash equivalents	24,374,500
Cash	187,303
Restricted cash	766,268
Total Cash Equivalents, Restricted Cash Equivalents, Cash and Restricted cash	$29,035,601

Supplemental Information and Non-Cash Activities
Cash paid during the period for interest expense and commitment fees	$4,366,076
Reinvestment of distributions	$8,392,701
Value of shares issued in connection with portfolio acquisition (Note 15)	$623,460,822
Investments purchased in connection with portfolio acquisition (Note 15)	$594,316,300
Credit facility assumed in connection with portfolio acquisition (Note 15)	$112,788,386

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Financial Highlights

Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2025 (unaudited)	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.43	0.48
Net realized and unrealized gain (loss)[2]	(0.02)	—
Total from investment operations	0.41	0.48
Less distributions:
From net investment income	(0.20)	(0.41)
Total distributions	(0.20)	(0.41)
Net Asset Value per share, end of period[3]	$10.28	$10.07

Net Assets, end of period (in thousands)	$899,325	$168,678

Ratios to average net assets[4]
Net investment income (loss)[5]	9.18%	8.79%
Gross expenses[5]	3.98%	7.16%
Adviser expense recoupment (reimbursement)[5]	0.12%	(1.46)%
Net expenses[5]	4.10%	5.70%
Total return3 6 7	4.08%	4.83%
Portfolio turnover rate[8]	52.04%	15.63%

Senior Securities:	As of June 30, 2025 (unaudited)	As of December 31, 2024
Total borrowings (in thousands)	$206,788	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	5,349	4,444

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund's share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of June 30, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the six months ended June 30, 2025. If incentive fees were excluded, the ratio would have increased by 0.47% and 0.54% for the six months ended June 30, 2025 and period ended December 31, 2024, respectively.
6	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 11). The total return for periods less than 1 year has not been annualized.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund's purchases or proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund's investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 15. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Financial Highlights (continued)

Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2025 (unaudited)	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.43	0.48
Net realized and unrealized gain (loss)²	(0.03)	—
Total from investment operations	0.40	0.48
Less distributions:
From net investment income	(0.20)	(0.41)
Total distributions	(0.20)	(0.41)
Net Asset Value per share, end of period[3]	$10.27	$10.07

Net Assets, end of period (in thousands)	$12	$10

Ratios to average net assets[4]
Net investment income (loss)[5]	9.15%	8.79%
Gross expenses[5]	4.00%	7.16%
Adviser expense recoupment (reimbursement)[5]	0.12%	(1.46)%
Net expenses[5]	4.12%	5.70%
Total return3 6 7	4.06%	4.83%
Portfolio turnover rate[8]	52.04%	15.63%

Senior Securities:	As of June 30, 2025 (unaudited)	As of December 31, 2024
Total borrowings (in thousands)	$206,788	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	5,349	4,444

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund's share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of June 30, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the six months ended June 30, 2025. If incentive fees were excluded, the ratio would have increased by 0.46% and 0.54% for the six months ended June 30, 2025 and period ended December 31, 2024, respectively.
6	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan (“DRIP”) (See Note 11). The total return for periods less than 1 year has not been annualized.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund's purchases or proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund's investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 15. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Consolidated Financial Highlights (continued)

Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2025 (unaudited)	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.42	0.48
Net realized and unrealized gain (loss)[2]	(0.02)	—
Total from investment operations	0.40	0.48
Less distributions:
From net investment income	(0.19)	(0.41)
Total distributions	(0.19)	(0.41)
Net Asset Value per share, end of period[3]	$10.28	$10.07

Net Assets, end of period (in thousands)	$46	$10

Ratios to average net assets[4]
Net investment income (loss)[5]	8.78%	8.79%
Gross expenses[5]	4.51%	7.16%
Adviser expense recoupment (reimbursement)[5]	0.11%	(1.46)%
Net expenses[5]	4.62%	5.70%
Total return3 6 7	3.93%	4.83%
Portfolio turnover rate[8]	52.04%	15.63%

Senior Securities:	As of June 30, 2025 (unaudited)	As of December 31, 2024
Total borrowings (in thousands)	$206,788	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	5,349	4,444

*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund's share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of June 30, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the six months ended June 30, 2025. If incentive fees were excluded, the ratio would have increased by 0.50% and 0.54% for the six months ended June 30, 2025 and period ended December 31, 2024, respectively.
6	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan (“DRIP”) (See Note 11). Total return for periods less than 1 year has not been annualized. Total return shown excludes the effect of applicable sales charges.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund's purchases or proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund's investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 15. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements
June 30, 2025

1. Organization

StepStone Private Credit Income Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 18, 2023 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on June 3, 2024 (“Commencement of Operations”).

The Fund offers an unlimited number of shares in three share classes designated as Class I Shares, Class D Shares, and Class S Shares (together, “Shares”). On January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T shares. The Shares are offered on a continuous basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund is structured as an interval fund and conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned business of StepStone Group LP (“StepStone”), serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Private Debt LLC, an affiliate of StepStone, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone, serves as the Fund’s investment sub-subadviser (“Sub-Subadviser”) and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser and Sub-Subadviser are wholly owned subsidiaries of StepStone Group Private Debt AG (formerly, Swiss Capital Alternative Investments AG), which is a subsidiary of StepStone.

The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its total assets (net assets plus borrowings for investment purposes) in private credit and income-related investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist primarily of direct lending and specialty credit strategies. The Fund intends to primarily use a multi-lender approach to achieve its investment objectives while utilizing a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives.

Master-Feeder Structure

The Fund and CRDEX Equity Partners LLC (“Feeder Fund”) are part of a “master-feeder” structure as described in Note 15. The Feeder Fund invests substantially all of its assets in the Class I Shares of the Fund. As of June 30, 2025, the Feeder Fund owns 71.74% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary whose design and purpose is to act as an extension of the Fund’s investment operations and facilitate the execution of the Fund’s investment strategy. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: Great Lakes SSG SPV Holding LLC (“SSG Holdings SPV”), a Delaware limited liability company; CRDEX Cayman LLC, a limited liability company registered in the Cayman Islands; and CRDEX LLC and Great Lakes SSG SPV, which are bankruptcy remote special purpose vehicles organized as a Delaware limited liability companies. The effects of all intercompany transactions between the Fund and its wholly-owned subsidiaries have been eliminated in consolidation.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on each business day, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations relating to the value of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser, the Sub- Subadviser and the Fund’s sub-administrator (as defined herein) in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act and ASC Topic 820. The Adviser’s Valuation Policy governs the Adviser’s selection and application of methodologies for determining and calculating the fair value of the Fund’s investments. Fair value calculations will involve significant professional judgment by the Adviser in the application of both observable and unobservable inputs.

For securities or Private Credit Investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Adviser does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.

If a quoted market price is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. In the event that fair value is based upon a single sourced broker quote, these Private Credit Investments are categorized as Level 3 of the fair value hierarchy. If the Fund were to use broker quotes, they would typically be received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such Private Credit Investments using a variety of valuation techniques. For Private Credit Investments, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar Private Credit Investments and risk profiles. The Fund considers the current contractual interest rate, the expected life and other terms of the Private Credit Investment relative to risk of the company and the specific Private Credit Investment. For specialty credit investments, the Fund also considers payment ratios, conditional prepayment rates, charge-off rates, delinquency ratios and other measures of the specific specialty credit investment's performance.

In determining the estimated fair value of performing Private Credit Investment for which there is no actively traded market, the estimate of fair value will consider such factors as the current market environment relative to that of the Private Credit Investment held, the tenor of maturity date of the Private Credit Investment, the operating performance of the issuer, the concern for maintaining any covenant levels embedded in the instrument, the ability of the issuer to call the security (and the associated redemption price), market interest rate spreads and the general overall credit quality of the security over the life of the Private Credit Investment.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Each direct Private Credit Investment is assigned an internal credit rating. The ratings are based on available fundamental information and are used in conjunction with market inputs to create an estimate of fair value. For Private Credit Investments with higher ratings, no additional steps are taken. Private Credit Investments with lower internal credit ratings are considered for additional or alternative procedures to determine a fair value, which will include, but are not limited to, a review of additional market inputs, performance and other relevant information on comparable assets.

Defaulted Private Credit Investments are valued using several methods including the following: discounting the expected cash flows of the Private Credit Investment, valuing the net assets of the company, reviewing comparable precedent transactions involving similar companies, and using a performance multiple or market-based approach.

For defaulted Private Credit Investments, discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may result in a decrease in the fair value of certain Private Credit Investments of the Fund. These Private Credit Investments are categorized as Level 3 of the fair value hierarchy.

Ordinarily, the fair value of the Fund’s investment in a private investment fund (“Investment Fund”) is based on the net asset value of the Investment Fund reported by its investment manager (“Investment Manager”). If the Adviser determines that the most recent net asset value reported by the Investment Manager does not represent fair value or if the Investment Manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and incentive fees (carried interest) payable pursuant to the respective organizational documents of each Investment Fund. See further discussion regarding Investment Funds in Note 3.

Collateralized Loan Obligations (“CLO”) are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; and features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

The fair value of a Collateralized Loan Obligation Warehouse (“CLO Warehouse”), included in Direct Lending in the Consolidated Schedule of Investments, reflects the Fund’s pro rata interest in the residual economics of the structure. These investments are typically leveraged and are therefore sensitive to changes in the value and performance of the underlying assets. Valuation is influenced by factors including distributions, defaults, recoveries, prepayments, and the reinvestment environment. Interest is accrued daily based on an effective yield.

Revenue Recognition

Purchases of investment funds are recorded as of the first day of legal ownership and redemptions from investment funds are recorded as of the last day of legal ownership. All other investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from investments sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend date.

Distributions received from Investment Funds occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Investment Fund.

Interest income is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full or expected to pay in full. For those issuers who are in default or are expected to default, interest is not accrued and is only recognized when received or applied to principal depending upon the Adviser’s judgment. Loan origination fees, original issue discounts ("OID") and market discounts or premiums are capitalized as part of the underlying cost of the Private Credit Investments and accreted or amortized over the life of the Private Credit Investments as interest income using the effective interest method.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Direct Loans and Specialty Credit Loans are generally placed on non-accrual status when a payment default occurs or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments. The Fund will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Fund remains contractually entitled to this interest. If the loan has sufficient collateral value and is in the process of collection, the Fund may place the loan back on accrual status. Accrued interest is written-off by reversing interest income in the period when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. As of June 30, 2025, no loans have defaulted or were on non-accrual status.

The Fund may earn various fees during the life of the loans. Such fees include, but are not limited to, administration and amendment fees, some of which are paid to the Fund on an ongoing basis. These fees, if any, are recognized as earned as a component of interest income on the Consolidated Statement of Operations. For the six months ended June 30, 2025 the Fund recorded $189,803 of amendment fee income.

Upon prepayment of a loan or debt security, any prepayment premiums, unamortized upfront loan origination fees, unamortized syndication fees, unamortized commitment fees and unamortized discounts are recorded as interest income. The Fund had prepayments that resulted in $215,779 in interest income for the six months ended June 30, 2025.

The Fund may have Private Credit Investments that contain payment in-kind (“PIK”) provisions. PIK income, computed at the contractual rate specified in the Private Credit Investment agreement, is added to the principal balance of the Private Credit Investment and collected upon repayment of the outstanding principal, and is recorded as payment in-kind income on the Consolidated Statement of Operations. The Fund prospectively ceases recognition of PIK income and adjusts the associated principal balance if such amounts and balances are deemed to be doubtful of collection. For Private Credit Investments with PIK income, the Fund calculates income accruals based on the principal balance including any PIK.

When a PIK Private Credit Investment is placed on non-accrual status, the accrued, uncapitalized interest is reversed through interest income. To maintain the Fund’s status as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends, even though the Fund has not yet collected cash.

The fair value on CLO equities are accrued daily based on an estimated yield to maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Estimated yields for CLO positions are updated upon receipt of payments quarterly, as needed, or upon a transaction, such as an add-on purchase, refinancing or reset. When payments are received, any amount above or below the expected yield is treated as an adjustment to interest income or cost basis. The expected yield and investment cost may ultimately not be realized.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses related to the Private Credit Investments and other investments in which the Fund invests, including the underlying fees of the Investment Funds and other investments (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 5). Expenses are recorded on an accrual basis and, other than class-specific expenses, are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Investment Funds are included in the cost of the investment.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s credit facilities. The aforementioned costs are amortized over each instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facilities balance on the Consolidated Statement of Assets and Liabilities.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund’s tax year is the 12-month period ending December 31. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of June 30, 2025, tax years from the year 2024 forward are subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.1 million. The organizational costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business. The Fund expenses organizational costs as incurred.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.5 million. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the six months ended June 30, 2025, the Fund amortized offering costs of $0.2 million which are included in the Consolidated Statement of Operations. Offering costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status. Ongoing offering costs will be expensed as incurred.

Cash, Restricted Cash, Cash Equivalents and Restricted Cash Equivalents

Cash includes monies on deposit with UMB Bank, N.A. (”UMB Bank”), the Fund’s custodian, and Cash Equivalents includes short-term, interest-bearing, highly liquid money market investments. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits.

Restricted cash and restricted cash equivalents include amounts that are collected and held in connection with assets securing certain of the Fund's financing transactions. Restricted cash and restricted cash equivalents are restricted for payment of interest expense and principal on the outstanding borrowings or for reinvestment into new assets.

Shareholder Distributions

Distributions to shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board each quarter and is generally based upon estimated earnings and considers the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)

New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by federal, state, foreign, and individual jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. The Fund does not expect this guidance to materially impact its Consolidated Financial Statements.

3. Investments

Direct Lending

The Fund's direct lending investment strategy primarily consists of secured debt (including first lien senior secured and second lien senior secured), but may also include unsecured debt (including senior unsecured and subordinated debt) and mezzanine loans, as well as broadly syndicated loans and club deals (generally investments made by a small group of investment firms). First lien senior secured debt has first claim to any underlying collateral of a loan, second lien senior secured debt is secured but subordinated in payment and/or lower in lien priority to first lien holders. Through this strategy, the Fund may also invest in investment funds, and privately offered structured products such as CLOs.

Specialty Credit

The Fund's specialty credit investment strategy primarily consists of privately originated lending (including corporate, real estate, infrastructure-related debt, trade and supply chain finance, marketplace lending (consumers, lending to lenders, etc.), insurance-linked strategies and instruments, royalties, aviation financing, shipping, regulatory capital financing and net asset value lending); and privately originated non-performing loans (including, for example, US residential mortgage loans and business loans in the EU). Through this strategy, the Fund may also invest in investment funds, and privately offered structured products such as CLOs.

Collateralized Loan Obligations

As part of the Fund's direct lending and specialty credit investment strategies, the Fund may invest in CLOs, which are structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Each tranche may or may not have a defined interest rate. In instances where a tranche has an interest rate, the rate may be fixed or floating.

Collateralized Loan Obligation Warehouse

A CLO Warehouse is an entity organized for the purpose of holding syndicated bank loans, also known as leveraged loans, prior to the issuance of securities from that same vehicle. During the warehouse period, a CLO Warehouse will secure investments and build a portfolio of primarily leveraged loans and other debt obligations. The warehouse period terminates when the collateralized loan obligation vehicle issues various tranches of securities to the market. At this time, financing through the issuance of debt and equity securities is used to repay bank financing.

Investment Funds

Through the Fund's direct lending and specialty credit investment strategies, the Fund may invest in Investment Funds which are limited partnerships or limited liability companies that invest primarily in loans to private companies and are reported in the Consolidated Schedule of Investments.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

4. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using NAV as a practical expedient. These investments are fair valued using NAV or by adjusting the most recently available NAV for cash flows. As such, investments in Investment Funds with a fair value of $84.1 million are excluded from the fair value hierarchy as of June 30, 2025.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. The following is a summary of the Fund's investments classified by fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total

Direct Lending	$—	$—	$913,189,264	$70,011,205	$983,200,469
Specialty Credit	—	—	42,655,415	14,065,626	$56,721,041
Total Investments	$—	$—	$955,844,679	$84,076,831	$1,039,921,510

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

4. Fair Value Measurements (continued)

The following table presents a summary of changes in fair value of Level 3 assets by investment type during the six months ended June 30, 2025:

	Direct Lending	Specialty Credit	Total
Balance as of December 31, 2024	$170,859,988	$31,901,909	$202,761,897
Transfers into Level 3	—	—	—
Purchases of investments	434,721,713	20,048,948	454,770,661
Investments acquired in acquisition (Note 15)	499,331,476	—	499,331,476
Proceeds from repayments of investments	(190,483,773)	(9,358,617)	(199,842,390)
Net accretion of original issue discount on investments	851,141	18,169	869,310
Non-controlled/non-affiliated investment payment in-kind income	42,158	—	42,158
Net realized gain (loss) on non-controlled/non-affiliated investments	(723,915)	86,563	(637,352)
Net change in unrealized appreciation (depreciation) on non-controlled/non-affiliated investments	(1,409,524)	(41,557)	(1,451,081)
Transfers out of Level 3	—	—	—
Balance as of June 30, 2025	$913,189,264	$42,655,415	$955,844,679
Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$(1,289,400)	$(12,221)	$(1,301,621)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025.

Strategy	Fair Value as of June 30, 2025	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input[1]	Impact to Valuation from an Increase in Input[2]
Direct Lending	$48,247,044	Recent Transactions	Transaction Price	$98.00 - $99.50	$99.02	Increase
Direct Lending	$864,942,220	Yield	Market Yield Discount Spreads	3.83% - 25.00%	9.02%	Decrease
Specialty Credit	$42,655,415	Yield	Market Yield Discount Spreads	3.77% - 17.01%	8.50%	Decrease

1	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
2	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

5. Related Party Transactions

Advisory Agreement

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.15% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee on a monthly basis. For the six months ended June 30, 2025, the Adviser earned $4.7 million in Management Fees of which $0.9 million was payable as of June 30, 2025.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

5. Related Party Transactions (continued)

In addition, the Fund pays the Adviser an income-based incentive fee (“Incentive Fee”). The Incentive Fee is accrued daily and payable quarterly in arrears based on the Fund’s pre-incentive fee net investment income (“Pre-Incentive Fee Net Investment Income”) for the most recently completed calendar quarter. The payment of the Incentive Fee is subject to a quarterly hurdle rate, expressed as a rate of return on the value of the Fund’s net assets at the end of the most recently completed calendar quarter, of 1.25% (5.00% annualized) (“Hurdle Rate”), subject to a “catch up” feature.

For this purpose, Pre-Incentive Fee Net Investment Income means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund (or its wholly-owned subsidiaries) receives from portfolio companies) accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Management Fee, expenses and fees paid to the Adviser under the Administration Agreement and any interest expense and dividends paid on any issued and outstanding preferred stock or credit agreements, but excluding the Incentive Fee and any shareholder servicing and/or distribution fees), net of any expense waivers or expense payments by the Adviser. Pre- Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as OID debt instruments with PIK interest and zero-coupon securities), accrued income that the Fund has not yet received in cash. Pre-Incentive Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized appreciation or depreciation.

The calculation of the Incentive Fee for each quarter is as follows:

•	No Incentive Fee will be payable to the Adviser in any calendar quarter in which the Fund’s Pre-Incentive Fee Net Investment Income does not exceed the Hurdle Rate;

•	100% of the dollar amount of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle Rate but is less than or equal to 1.3889% in any calendar quarter (5.5556% annualized) will be payable to the Adviser. This portion of the Fund’s Incentive Fee that exceeds the Hurdle Rate but is less than or equal to 1.3889% is referred to as the “catch up” and is intended to provide the Adviser with an Incentive Fee of 10% on all of the Fund’s Pre-Incentive Fee Net Investment Income when the Fund’s Pre-Incentive Fee Net Investment Income reaches 1.3889% (5.5556% annualized) on net assets in any calendar quarter; and

•	10% of the dollar amount of the Fund’s Pre-Incentive Fee Net Investment Income, if any, that exceeds 1.3889% (5.5556% annualized) on net assets in any calendar quarter will be payable to the Adviser once the Hurdle Rate and catch-up have been achieved (10% of the Fund’s Pre-Incentive Fee Net Investment Income thereafter will be allocated to the Adviser).

The Adviser pays the Sub-Adviser 60% of the Incentive Fee on a quarterly basis. For the six months ended June 30, 2025, the Adviser earned $3.8 million in Incentive Fees of which $2.7 million was payable as of June 30, 2025.

Expense Limitation and Reimbursement Agreement

The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof on June 2, 2025 (“Limitation Period”). On February 20, 2025, the Limitation Period was extended for a period of one year ending on April 30, 2026. The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class I, D, S and T Shares, on an annualized basis, of the Fund’s prior day net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) the Incentive Fee; (iv) transactional costs, including legal costs and brokerage commissions, and sourcing and servicing or related fees incurred by the Fund in connection with the servicing by non-affiliated third parties of, and other related administrative services associated with the acquisition and disposition of the Fund’s investments; (v) interest payments incurred on borrowing by the Fund or its subsidiaries; (vi) fees and expenses incurred in connection with a credit facility obtained by the Fund or any of its subsidiaries, including any expense for acquiring ratings related to the credit facilities; (vii) distribution and shareholder servicing fees, as applicable; (viii) taxes; and (ix) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of shareholders.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

5. Related Party Transactions (continued)

If the Fund’s aggregate ordinary operating expenses, exclusive of the Specified Expenses, in respect of any Class of Shares for any day exceeds the Expense Cap, the Adviser will waive its Management Fee, waive its Incentive Fee, directly pay and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives its Management Fee or Incentive Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable Class of Shares if (i) the aggregate ordinary operating expenses plus waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the recouped amount does not raise the level of aggregate ordinary operating expenses, plus waived fees, reimbursed expenses or directly paid expenses in respect of a Class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

During the six months ended June 30, 2025, the Adviser recouped $1.0 million under the Expense Limitation and Reimbursement agreement, as recorded on the Statement of Operations. The Consolidated Statement of Assets and Liabilities includes a Due to Adviser of $0.7 million as of June 30, 2025 for the expenses paid by the Adviser on behalf of the Fund.

Administration Agreement

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services to the Fund. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.355% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), and is payable monthly in arrears. For the six months ended June 30, 2025, the Administrator earned $1.0 million in Administration Fees of which $0.1 million was payable as of June 30, 2025.

6. Sub-Administrator and Other Agreements

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank, N.A. serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s US assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by UMB Bank in accordance with the terms of the custody agreement. For the six months ended June 30, 2025, the Custodian earned

$43,869 in custody fees, recorded in other expenses on the Consolidated Statement of Operations, of which $4,360 was payable as of June 30, 2025 and recorded in other accrued expenses on the Consolidated Statement of Assets and Liabilities.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended June 30, 2025, the Transfer Agent earned $106,232 in transfer agent fees of which $30,909 was payable as of June 30, 2025.

SEI Investments Global Funds Services (“Loan Administrator”) provides certain outsourced loan administration services for the Fund. For the six months ended June 30, 2025, the Loan Administrator earned $141,618 in loan administration fees, recorded in other expenses on the Consolidated Statement of Operations, of which $96,213 was payable and included in other accrued expenses on the Consolidated Statement of Assets and Liabilities as of June 30, 2025.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

7. Distribution and Shareholder Servicing Plan

Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain Registered Investment Advisers ("RIA") and other financial intermediaries to effect the distribution of Shares of the Fund. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a distribution and shareholder servicing fee out of the net assets of Class S and Class T Shares at the annual rate of 0.85% of the aggregate NAV of Class S Shares and Class T Shares. On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the Share Class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended June 30, 2025, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

8. Revolving Credit Facilities

On June 3, 2024, the Fund, through CRDEX LLC as borrower, entered into a Loan and Security Agreement (“JPM Loan and Security Agreement”) with JPMorgan Chase Bank, National Association (“JPM”), as the administrative agent, UMB Bank, National Association, as the collateral agent, and the lenders party thereto from time to time, to provide CRDEX LLC with a revolving credit facility (“JPM Credit Facility”). Borrowings under the JPM Credit Facility are secured by all of the assets held by CRDEX LLC. The JPM Credit Facility carries a commitment of $250 million with an accordion provision, with increases up to $350 million, subject to satisfaction of certain conditions. As of June 30, 2025, the carrying value of the outstanding borrowings approximates fair value due to the variable interest rate and would be categorized in Level 3 of the fair value hierarchy.

Borrowings under the JPM Credit Facility generally bear interest at a rate per annum equal to 3-Month Term SOFR plus a margin of 2.26%, with no floor on a 3-Month Term SOFR (“Applicable Margin”). The JPM Credit Facility has a commitment fee (“Commitment Fee”) of 0.75% per annum on the average daily unused balance. In addition, the Fund is required to pay an undrawn fee, calculated as the Applicable Margin minus the Commitment Fee, multiplied by the shortfall between the Minimum Funding amount and the actual outstanding borrowings, if the aggregate principal amount of the outstanding borrowings is less than the required minimum funding amount (“Minimum Funding”). The Minimum Funding requirement, as a percentage of JPM Credit Facility commitments, increases over time, beginning with no Minimum Funding required during the period June 3, 2024 through August 31, 2024, a 20% Minimum Funding for the period September 1, 2024 through November 30, 2024, a 45% Minimum Funding for the period December 1, 2024 through February 2, 2025, an 18% Minimum Funding for the period February 3, 2025 through February 28, 2025, a 23% Minimum Funding for the period March 1, 2025 through April 30, 2025, a 35% Minimum Funding for the period May 1, 2025 through May 31, 2025, a 42% Minimum Funding for the period June 1, 2025 through July 31, 2025, a 57% Minimum Funding for the period August 1, 2025 through October 31, 2025, a 64.5% Minimum Funding for the period November 1, 2025 through January 31, 2026, and a 75% Minimum Funding for the period February 1, 2026 through June 3, 2027, with a final scheduled termination date of June 3, 2029 (as amended). Prior to February 3, 2025 the initial commitment was $100 million and the margin was 2.575%.

As of June 30, 2025, the Fund had outstanding borrowings of $168.0 million under the JPM Credit Facility. For the six months ended June 30, 2025, the Fund’s borrowings under the JPM Credit Facility bore interest at a weighted average interest rate of 6.58%. For the six months ended June 30, 2025, the daily average amount of outstanding borrowings under the JPM Credit Facility was $95.5 million. In conjunction with the JPM Credit Facility, the Fund paid a closing fee of 1.0% which is being amortized in the Consolidated Statement of Operations over the term of the JPM Credit Facility. For the six months ended June 30, 2025, expenses charged to the Fund related to the JPM Credit Facility were $3.9 million.

As a result of a transaction that was completed on January 2, 2025 as described in Note 15, the Fund acquired substantially all of the assets of CRDEX Equity Partners LLC (formerly, CPCF as defined in Note 15) in exchange for Class I Shares of the Fund, and the Fund became the sole member of SSG Holdings SPV, a wholly-owned and consolidated subsidiary organized as a Delaware limited liability company. SSG Holdings SPV is party to a loan and security agreement dated November 6, 2023, that was amended January 2, 2025, with the Bank of Montreal as administrative agent and collateral agent (the “SSG Holdings SPV Credit Facility”). The SSG Holdings SPV Credit Facility, will generally bear interest at a rate per annum equal to 3-Month Term SOFR plus a margin of 2.60%. The SSG Holdings SPV Credit Facility is secured by a first priority security interest in substantially all of the assets of SSG Holdings SPV and a pledge over 100% of the Funds equity interest in SSG Holdings SPV. The SSG Holdings SPV Credit Facility matures on June 21, 2031, unless sooner terminated in accordance with its terms.

On June 23, 2025, the Fund amended the SSG Holdings SPV Credit Facility to decrease the commitment from $445.9 million to $162.5 million and reduce the Applicable Margin to 2.30%.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

8. Revolving Credit Facilities (continued)

As of June 30, 2025, the Fund had outstanding borrowings of $38.8 million under the SSG Holdings SPV Credit Facility. For the six months ended June 30, 2025, the Fund’s borrowings under the SSG Holdings SPV Credit Facility bore interest at a weighted average interest rate of 6.92%. For the six months ended June 30, 2025, the daily average amount of outstanding borrowings under the SSG Holdings SPV Credit Facility was $63.4 million. In conjunction with the SSG Holdings SPV Credit Facility, CPCF paid a closing fee of 1.0% which was assumed as part of the acquisition described in Note 15, and which is being amortized in the Consolidated Statement of Operations over the term of the SSG Holdings SPV Credit Facility. For the six months ended June 30, 2025, expenses charged to the Fund related to the SSG Holdings SPV Credit Facility were $2.2 million.

9. Commitments and Contingencies

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

Contingencies associated with the Expense Limitation and Reimbursement Agreement are discussed in Note 5.

As of June 30, 2025, the Fund had the following unfunded commitments to investments:

Investments	Unfunded Commitment
AAH Topco, LLC Delayed Draw	$3,153,207
ACP Avenu Buyer, LLC Delayed Draw	248,846
ACP Avenu Buyer, LLC Revolver	87,096
ACP Oak Buyer, Inc. Delayed Draw	1,408,451
ACP Oak Buyer, Inc. Delayed Draw	1,408,451
ACP Oak Buyer, Inc. Revolver	1,267,606
Alkeme Intermediary Holdings, LLC Delayed Draw	593,534
Allworth Financial Group, L.P. Delayed Draw	2,811,734
Allworth Financial Group, L.P. Revolver	176,678
Amercareroyal, LLC Delayed Draw	597,590
Amercareroyal, LLC Revolver	91,566
AmeriLife Holdings LLC Delayed Draw	1,787,698
AmeriLife Holdings LLC Revolver	811,980
Any Hour LLC Delayed Draw	625,455
Any Hour LLC Revolver	159,307
Apex Service Partners, LLC Delayed Draw	2,711,187
Apex Service Partners, LLC Revolver	96,927
Aptean, Inc. Delayed Draw	2,718,703
Aptean, Inc. Revolver	285,408
Archer Lewis, LLC Delayed Draw	14,085
Archer Lewis, LLC Revolver	35,211
Arctic Holdco, LLC Delayed Draw	76,702
Arctic Holdco, LLC Revolver	86,122
Argano LLC Delayed Draw	1,868,000

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

9. Commitments and Contingencies (continued)

Investments	Unfunded Commitment
Argano LLC Revolver	$115,942
ASP Global Holdings, LLC Delayed Draw	246,353
ASP Global Holdings, LLC Revolver	77,524
Aviation Technical Services, Inc. Revolver	116,667
Axis Portable Air, LLC Revolver	387,997
Badge 21 Midco Holdings LLC Delayed Draw	1,098,200
Badge 21 Midco Holdings LLC Revolver	694,752
BBMA Buyer Delayed Draw	2,864,583
BC Group Holdings Inc Delayed Draw	1,313,556
BCI Burke Holding Corp. Delayed Draw	838,634
Berlin Rosen Acquisition, LLC Revolver	86,470
Big Top Holdings, LLC Revolver	25,000
Cardiovascular Associates Revolver	190,340
CARDS Acquisition, Inc. Delayed Draw	1,130,435
CARDS Acquisition, Inc. Revolver	76,945
Carnegie Dartlet, LLC Delayed Draw	46,000
Carnegie Dartlet, LLC Revolver	20,000
Castlelake Consumer Receivables Opportunity III, L.P.	4,269,903
Castlelake Consumer Receivables Opportunity IV, L.P.	97,485
Catalyst Acoustics Group, Inc. Delayed Draw	1,088,889
Cerity Partners Equity Holding LLC Delayed Draw	1,027,982
Cerity Partners Equity Holding LLC Delayed Draw	1,232,394
Cerity Partners Equity Holding LLC Revolver	205,128
CIFC Stone Warehouse III LTD	17,763,000
Chronicle Parent LLC Delayed Draw	2,222,222
Chronicle Parent LLC Revolver	740,741
CMG Holding Co, LLC Delayed Draw	1,650,067
CMG Holding Co, LLC Revolver	275,011
Combined Wellness Acquisition Co Delayed Draw	225,000
Concert Golf Partners Holdco LLC Delayed Draw	256,665
Congress Buyer, Inc. Delayed Draw	1,209,155
Cornerstone Advisors of Arizona, LLC Revolver	447,214
Creative Multicare Delayed Draw	3,205,128
CSG Buyer, Inc. Delayed Draw	473,684
CSG Buyer, Inc. Revolver	157,895
Curio Brands Intermediate, LLC Delayed Draw	1,307,190
Curio Brands Intermediate, LLC Revolver	653,595
Cyber Advisors, Inc. Delayed Draw	472,484
Danforth Global, Inc. Delayed Draw	2,991,591
Danforth Global, Inc. Revolver	523,528
DCCM MergerSub, LLC Delayed Draw	2,864,617
DCCM MergerSub, LLC Delayed Draw	1,145,847

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

9. Commitments and Contingencies (continued)

Investments	Unfunded Commitment
Dentive, LLC Revolver	$28,283
EdgeCo Buyer, Inc. Delayed Draw	3,118,621
EdgeCo Buyer, Inc. Revolver	355,196
Einstein Parent, Inc. Revolver	544,674
Epika Fleet Services, LLC Delayed Draw	1,518,665
EvAl Home Health Solutions Intermediate, L.L.C. Revolver	20,000
Everbridge Holdings, LLC Delayed Draw	281,481
Everbridge Holdings, LLC Revolver	185,185
Everest Air and Water Investment, LLC Delayed Draw	2,380,645
Evergreen Services Group II Delayed Draw	3,641,797
First Legal Buyer, Inc. Delayed Draw	453,713
First Legal Buyer, Inc. Revolver	310,231
Gator Plastic Intermediate Holdings, LLC Revolver	157,836
GHA Buyer, Inc. Revolver	89,941
Gold Medal Holdings, Inc Delayed Draw	324,873
Golden State Dermatology Management Delayed Draw	4,607,143
Graymar Acquisition LLC Delayed Draw	1,526,685
Greenwood Operating Group, LLC Revolver	1,068,062
GS AcquisitionCo, Inc. Delayed Draw	350,698
Halo Buyer, Inc. Revolver	629,102
Harris & Co. LLC Delayed Draw	7,887
Harris & Co. LLC Revolver	70,423
Hec Purchaser Corp. Revolver	260,417
Heights Financing I Revolver	120,409
Heights Financing II Revolver	417,567
Heritage Foodservice Investment, LLC Delayed Draw	1,566,792
Heritage Foodservice Investment, LLC Revolver	167,392
Ideal Components Acquisition, LLC Delayed Draw	965,264
Ideal Components Acquisition, LLC Revolver	804,387
IEQ Capital, LLC Delayed Draw	1,431,818
IF&P Foods, LLC Delayed Draw	2,131,126
Improving Acquisition, LLC Revolver	525,844
Iodine Software, LLC Revolver	96,922
Ivy Technology Parent Intermediate III Holdings, LLC Revolver	453,246
Jefferies Credit Partners	2,156,989
KabaFusion Parent LLC Revolver	356,254
Kami Buyer Delayed Draw	1,818,182
Kelso Industries LLC Delayed Draw	844,576
Kept CO FKA Fleetwash Delayed Draw	692,942
Keystone Agency Midco LLC Delayed Draw	98,545
Kite Bidco Inc. Delayed Draw	661,257
Klover Receivables SPV I, LLC Revolver	568,981

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

9. Commitments and Contingencies (continued)

Investments	Unfunded Commitment
Lavie Group/Lockwood Delayed Draw	$1,833,333
LeadVenture Inc. Delayed Draw	869,905
LeadVenture Inc. Revolver	649,183
Legend Buyer Delayed Draw	251,627
Lido Advisors, LLC Delayed Draw	625,995
Lido Advisors, LLC Revolver	73,033
Life Science Intermediate, Holdings, LLC Delayed Draw	1,192,875
Life Science Intermediate, Holdings, LLC Revolver	249,658
Management Consulting & Research, LLC Revolver	868,751
Minds Buyer, LLC Revolver	156,250
Mission Lane Credit Card Master Trust JPM Revolver	859,780
MKD Electric, LLC Revolver	184,556
Model N, Inc. Delayed Draw	388,601
Model N, Inc. Revolver	207,254
Multi Specialty Healthcare (AMM LLC) Revolver	789,586
Nautic Angels Acquisition Delayed Draw	1,231,818
New Charter Technologies, Inc Delayed Draw	4,231,378
New Charter Technologies, Inc Revolver	282,092
NMI Acquisitionco, Inc Revolver	110,767
Optimizely North America Inc Revolver	352,000
Orion Group; Astra Service Partners, LLC Delayed Draw	2,696,250
Owl Cyber Defense Solutions, LLC Revolver	315,137
PAG Holding Corp Revolver	245,659
PAI Financing Merger Sub LLC Revolver	924,296
Patriot Foods Buyer, Inc Delayed Draw	2,739,726
PCI Pharma Delayed Draw	2,393,913
PCI Pharma Revolver	572,458
PCS Midco, Inc Delayed Draw	3,163
PCS Midco, Inc Revolver	5,781
Pharmalogic Holdings Corp Delayed Draw	1,036,269
Pipe Warehouse Trust II Delayed Draw	2,739,487
PMA Parent Holdings, LLC Revolver	104,500
Point Quest Acquisition, LLC Delayed Draw	720,339
Point Quest Acquisition, LLC Revolver	148,305
PPW Aero Buyer, Inc Delayed Draw	449,980
Prestige PEO Holdings, LLC Revolver	173,416
PRGX Global, Inc Delayed Draw	876,121
Puma Buyer, LLC Revolver	1,388,889
Purple Cow Buyer, LLC Delayed Draw	2,979,697
Quantum Design International Delayed Draw	2,439,024
Quantum Design International Delayed Draw	1,626,016
Quick Quack Car Wash Holdings, LLC Delayed Draw	10,000,000

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

9. Commitments and Contingencies (continued)

Investments	Unfunded Commitment
R&B Wholesale Distributors Revolver	$1,332,998
Railpros Parent, LLC Delayed Draw	444,774
Railpros Parent, LLC Revolver	222,387
RBFD Buyer, LLC Delayed Draw	257,375
RBFD Buyer, LLC Revolver	81,191
RCP Nats Purchaser, LLC Delayed Draw	1,120,079
RCP Nats Purchaser, LLC Revolver	784,055
Recipe Acquisition Corp. Delayed Draw	680,976
Recipe Acquisition Corp. Revolver	164,504
Red Fox CD Acquisition Corporation Delayed Draw	1,984,372
Refocus Management Services Delayed Draw	183,333
Rocket Youth Brands HoldCo LLC Delayed Draw	1,166,015
Rocket Youth Brands HoldCo LLC Revolver	174,902
Rotolo Consultants, Inc. Delayed Draw	65,989
RRA Corporate, LLC Delayed Draw	24,824
RRA Corporate, LLC Revolver	15,493
SageBrush Buyer, LLC Revolver	258,621
Salt Dental Collective, LLC Revolver	480,205
Salute Mission Critical, LLC Revolver	223,832
Sigma Defense Systems LLC Revolver	15,396
Socket Holding Corporation Delayed Draw	784,861
Socket Holding Corporation Revolver	202,545
Solairus Holdings, LLC Delayed Draw	1,173,709
Solairus Holdings, LLC Revolver	471,831
Solairus Holdings, LLC Delayed Draw	268,502
Solairus Holdings, LLC Revolver	67,126
Sonny's Enterprises, LLC Delayed Draw	138,000
Spring Dental Intermediate, LLC Delayed Draw	1,715,025
Stonebridge Companies, LLC Delayed Draw	1,022,263
Stonebridge Companies, LLC Revolver	681,508
Sunset Distributing, LLC Delayed Draw	777,579
Surgical Center Solutions, LLC Delayed Draw	621,890
Surgical Center Solutions, LLC Revolver	292,289
System Planning and Analysis, Inc. Delayed Draw	666,540
Tau Midco, LLC Delayed Draw	608,948
Tau Midco, LLC Revolver	285,833
Theoria Management, LLC Delayed Draw	1,121,905
TL Atlas Merger Sub Corp Revolver	1,140,000
Tricor, LLC Delayed Draw	167,254
Truck-Lite Co., LLC Delayed Draw	970,980
Truck-Lite Co., LLC Delayed Draw	481,478
Tvg Shelby Buyer, Inc. Delayed Draw	674,690

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (unaudited)

9. Commitments and Contingencies (continued)

Investments	Unfunded Commitment
Tvg Shelby Buyer, Inc Revolver	$83,333
TVG- MGT Merger, LLC Delayed Draw	1,901,326
TVG- MGT Merger, LLC Revolver	166,178
USIC Holdings, Inc. Delayed Draw	131,390
USIC Holdings, Inc. Revolver	232,974
USN OpCo, LLC Delayed Draw	3,333,333
UVC Management Delayed Draw	2,487,500
Vacation Rental Brands, LLC Delayed Draw	480,438
Vacation Rental Brands, LLC Revolver	374,908
Vehlo Purchaser, LLC Delayed Draw	6,568,755
Vensure Employer Services, Inc. Delayed Draw	364,619
Vertex Service Partners, LLC Delayed Draw	1,182,879
Vital Purchaser, LLC Revolver	164,000
Vortex Companies, LLC Delayed Draw	1,889,635
Vybond Buyer LLC Delayed Draw	1,290,231
Vybond Buyer LLC Revolver	967,673
W.A. Kendall and Company, LLC Delayed Draw	75,029
W.A. Kendall and Company, LLC Delayed Draw	1,842,818
W.A. Kendall and Company, LLC Revolver	215,922
Western Smokehouse Partners, LLC Delayed Draw	257,602
Western Smokehouse Partners, LLC Revolver	309,122
Wges Buyer Inc. Delayed Draw	2,805,000
Worldwide Insurance Network, LLC Delayed Draw	204,047
Worldwide Insurance Network, LLC Delayed Draw	1,190,240
Total unfunded commitments	$219,289,305

10. Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses. On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares and Class S Shares by an investor is $25,000. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

10. Capital Share Transactions (continued)

The following table summarizes the Capital Share transactions for the six months ended June 30, 2025 and the period ended December 31, 2024:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Period Ended December 31, 2024*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	9,904,595	$100,902,537	16,622,652	$167,654,960
Issuance of shares in connection with portfolio acquisition (Note 15)	61,816,805	623,460,822	—	—
Reinvestment of distributions	833,375	8,392,090	127,015	1,279,044
Repurchase of shares	(1,782,215)	(18,265,260)	(5,108)	(52,357)
Exchange of shares	—	—	—	—
Net increase (decrease)	70,772,560	$714,490,189	16,744,559	$168,881,647
Class D
Proceeds from shares issued	59	$600	1,000	$10,000
Reinvestment of distributions	22	225	41	413
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase (decrease)	81	$825	1,041	$10,413
Class S
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	38	386	41	413
Repurchase of shares	—	—	—	—
Exchange of shares	3,405	34,435	—	—
Net increase (decrease)	3,443	$34,821	1,041	$10,413
Class T
Proceeds from shares issued	—	$—	3,365	$34,125
Reinvestment of distributions	—	—	41	409
Repurchase of shares	—	—	—	—
Exchange of shares	(3,406)	(34,435)	—	—
Net increase (decrease)	(3,406)	$(34,435)	3,406	$34,534

*	The Fund commenced operations on June 3, 2024.

The Fund conducts quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding shares beyond the stated repurchase offer amount in the event that shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests did not exceed the applicable offer amounts, and therefore the Fund was not required to utilize this additional 2.00% capacity. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

10. Capital Share Transactions (continued)

The following table summarizes the Fund’s repurchase activity:

Repurchase Request Deadline	Repurchase Offer Amount (Shares)	Shares Repurchased
September 16, 2024	514,837	18
December 16, 2024	817,048	5,090
March 14, 2025	3,898,769	244,397
June 16, 2025	4,417,984	1,537,818

11. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan ("DRIP") established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

12. Investment Transactions

For the six months ended June 30, 2025, purchases of investments were $468.5 million. For the six months ended June 30, 2025, total proceeds received from repayments of investments were $263.4 million.

13. Tax Information

The Fund’s tax year ends on December 31. Accordingly, the tax-related disclosures herein are based on information as of December 31, 2024, the most recent tax year-end. There were no material tax-related changes during the period from January 1, 2025 through June 30, 2025.

As of December 31, 2024, the Fund had temporary differences primarily due to timing of the amortization of organizational costs and undistributed tax basis.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. As of December 31, 2024, the Fund had permanent book to tax differences of $14,310 resulting primarily from nondeductible offering costs. This permanent book to tax difference has been reclassified to paid-in capital and had no effect on the net assets or net asset value per share of the Fund.

For the tax year ended December 31, 2024, the Fund's tax components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$200,868
Accumulated capital and other losses	(10,225)
Undistributed long-term capital gains	—
Net tax appreciation (depreciation)	87,105
Other temporary difference	(467,425)
Total distributable earnings (accumulated loss)	$(189,677)

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

13. Tax Information (continued)

The tax character of Subchapter M distributions for the tax year ended December 31, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gains
2024	$5,702,120	$—

For the tax year ended December 31, 2024, the Fund's deferred, on a tax basis, qualified late year losses were as follows:

Ordinary Income	$—
Net Capital	10,225

For the tax year ended December 31, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$87,105
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation) on investments	87,105
Tax cost of investments	$211,603,600

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

CRDEX LLC did not record a provision for income tax expense for the tax year ended December 31, 2024 as the subsidiary did not recognize net investment income or realized and unrealized gains (losses) on investments during the period.

In accounting for income taxes, the Fund follows the guidance in ASC 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of the tax year ended December 31, 2024 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the tax year ended December 31, 2024, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of the tax year ended December 31, 2024.

14. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

15. Portfolio Acquisition

On January 2, 2025, the Fund had the initial closing on an agreement with Cresset Partners Private Credit Fund, LLC ("CPCF") to acquire substantially all of CPCF’s net assets (“Portfolio Acquisition”). The Portfolio Acquisition was effected pursuant to the Unit and Asset Purchase Agreement, dated as of November 23, 2024 (the “Purchase Agreement”), by and among the Fund, CPCF, and additional parties. The Purchase Agreement sets forth the terms and conditions of the transaction, including the mechanism by which substantially all of the net assets of CPCF were acquired by the Fund in exchange for Class I Shares of the Fund, and outlines the in-kind transfer of assets and assumption of certain liabilities. The Portfolio Acquisition is treated as a taxable event for U.S. federal income tax purposes. The agreement also describes the closing deliverables, purchase price allocation, post-closing adjustments, and other material terms governing the acquisition and related restructuring activities. Upon closing the Portfolio Acquisition, CPCF was renamed CRDEX Equity Partners LLC ("Feeder Fund").

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

15. Portfolio Acquisition (continued)

The assets acquired in the transaction consisted of cash, a portfolio of investments in corporate loans, collateralized loan obligations and interests in investment vehicles that invest in debt securities. The liabilities assumed consist of the SSG Holdings SPV Credit Facility.

The transaction had an initial closing on January 2, 2025, at which point ownership of substantially all of the Feeder Fund's assets was transferred to the Fund. This initial transfer was subject to certain holdbacks and valuation adjustments, which were finalized on April 23, 2025.

Changes in ownership of the portfolio of investments were effectuated by each investment's respective form of assignment, such that all acquired investments are held in the name of the Fund. In addition, the Fund became the sole member of SSG Holdings SPV and, as a result, consolidates all SSG Holdings SPV’s assets and liabilities, including a portfolio of direct lending assets, CLO assets and the SSG Holdings SPV Credit Facility.

On January 2, 2025, March 31, 2025, and April 23, 2025, the Fund issued 56,931,963, 4,813,788, and 71,054 Shares, respectively, of additional Class I Shares to the Feeder Fund in connection with the Fund's acquisition of it’s net assets. On April 23, 2025, subsequent to the final closing of the Portfolio Acquisition, the Fund had gross assets of $1.0 billion, net assets of $860.6 million and 85,171,225 Shares outstanding.

The Portfolio Acquisition was accounted for as an asset acquisition under ASC 805-50, Business Combinations-Related Issues (“ASC 805”). Under asset acquisition accounting, the Fund allocated the total consideration paid—including the fair value of Class I Shares issued and transaction costs—to the individual assets acquired and liabilities assumed based on their relative fair values as of the acquisition date. In accordance with ASC 805-50-30-1, the acquired assets were recognized based on their cost to the Fund, which included transaction costs, and no goodwill was recorded. The fair value of the net assets acquired equaled the consideration paid, and no gain or loss was recognized. Cash received from the Portfolio Acquisition is presented net of transaction costs, other assets, and other liabilities in the Consolidated Statement of Cash Flows.

With substantially all CRDEX Equity Partners LLC assets invested in Shares of the Fund, it became a Feeder Fund following the Portfolio Acquisition. As of April 23, 2025, the Feeder Fund held 72.54% of the outstanding Shares of the Fund. The Shares held by the Feeder Fund are subject to contractual lock-ups that expire in various tranches beginning in March 31, 2026. As the lock-ups expire, the Shares held by the Feeder Fund are distributed to the investors in the Feeder Fund who become direct investors in the Fund.

On January 2, 2025, as a result of the Portfolio Acquisition, the Fund became the sole member of SSG Holdings SPV, a wholly-owned and consolidated subsidiary as described in Note 2. SSG Holdings SPV is party to a loan and security agreement dated as described in Note 8.

As of January 2, 2025, SSG Holdings SPV had $112.8 million outstanding on the $445.9 million commitment under the SSG Holdings SPV Credit Facility. The total commitment amount was later amended as described in Note 8.

StepStone Private Credit Income Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (unaudited)

15. Portfolio Acquisition (continued)

The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed as a result of the Portfolio Acquisition:

Value of shares issued	$623,460,822
Transaction costs	935,174
Consideration paid	$624,395,996

Investments	$594,316,300
Cash, cash equivalents, and restricted cash	145,563,672
Other assets	1,195,950
Total assets acquired	741,075,922

SSG Holdings SPV Credit Facility	112,788,386
Other liabilities	3,891,540
Total liabilities acquired	116,679,926
Total net assets acquired	$624,395,996

16. Subsequent Events

On August 11, 2025, the Fund commenced a repurchase offer with a valuation date of September 15, 2025.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Credit Income Fund

Other Information (unaudited)

June 30, 2025

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 772-7724 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov, or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, North Carolina 28202

www.stepstonepw.com

Investment Sub-Adviser

StepStone Group Private Debt LLC

277 Park Avenue 45th Floor

New York, New York 10172

Investment Sub-Subadviser

StepStone Group Europe

Alternative Investments Limited

Third Floor, One Haddington Buildings

Haddington Road, Floor 3

Dublin 4, D04 X4C9, Ireland

Custodian

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212-3949

Phone: (414) 299-2200

Distributor
Distribution Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Credit Income Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	September 8, 2025

By (Signature and Title)*	/s/ Kimberly S. Zeitvoge
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.